Quarterly Holdings Report
for
Fidelity ZERO® International Index Fund
July 31, 2022
IID-NPRT3-0922
1.9891457.103
Common Stocks - 96.2%
	Shares	Value ($)
Australia - 5.2%
AGL Energy Ltd.	80,422	473,661
Allkem Ltd. (a)	67,451	544,086
ALS Ltd.	56,711	465,792
Altium Ltd.	13,478	297,632
Alumina Ltd.	269,825	293,093
AMP Ltd. (a)	368,474	282,181
Ampol Ltd.	28,137	666,608
Ansell Ltd.	15,538	285,272
APA Group unit	139,552	1,144,236
ARB Corp. Ltd.	8,843	207,651
Aristocrat Leisure Ltd.	78,764	1,965,009
ASX Ltd.	22,878	1,421,977
Atlas Arteria Ltd. unit	113,790	619,170
Aurizon Holdings Ltd.	210,838	596,734
Australia & New Zealand Banking Group Ltd. (a)	21,906	352,254
Australia & New Zealand Banking Group Ltd.	328,596	5,310,527
Bank of Queensland Ltd.	75,491	399,815
Beach Energy Ltd.	180,885	233,110
Bendigo & Adelaide Bank Ltd.	63,359	459,773
BHP Group Ltd.	593,189	16,232,828
BlueScope Steel Ltd.	56,457	663,165
Brambles Ltd.	169,391	1,363,378
Breville Group Ltd.	10,692	158,072
carsales.com Ltd.	41,782	609,107
Challenger Ltd.	64,961	320,892
Charter Hall Group unit	55,892	505,101
Cleanaway Waste Management Ltd.	235,156	453,026
Cochlear Ltd.	7,581	1,142,661
Coles Group Ltd.	156,723	2,064,095
Commonwealth Bank of Australia	199,980	14,202,056
Computershare Ltd.	67,470	1,191,991
Crown Ltd. (a)	42,446	388,507
CSL Ltd.	56,500	11,504,357
CSR Ltd.	54,480	174,843
Dexus unit	128,967	866,659
Dominos Pizza Enterprises Ltd.	7,332	374,884
Downer EDI Ltd.	77,159	300,392
Endeavour Group Ltd.	148,664	828,272
Evolution Mining Ltd.	215,582	398,240
Fortescue Metals Group Ltd.	198,668	2,556,570
Goodman Group unit	200,411	2,933,027
Harvey Norman Holdings Ltd.	78,917	230,291
IDP Education Ltd.	24,747	497,906
IGO Ltd.	80,338	629,515
Iluka Resources Ltd.	49,674	337,139
Incitec Pivot Ltd.	226,788	577,821
Insurance Australia Group Ltd.	285,490	898,313
JB Hi-Fi Ltd.	12,790	378,717
Lendlease Group unit	80,649	584,273
Lynas Rare Earths Ltd. (a)	105,642	649,629
Macquarie Group Ltd.	42,406	5,427,264
Magellan Financial Group Ltd.	15,507	159,323
Magellan Financial Group Ltd. warrants 4/16/27 (a)	1,938	1,143
Medibank Private Ltd.	318,336	765,449
Metcash Ltd.	111,071	323,765
Mineral Resources Ltd.	19,686	750,117
Mirvac Group unit	467,288	707,935
National Australia Bank Ltd.	377,524	8,153,200
Newcrest Mining Ltd.	105,314	1,419,238
NEXTDC Ltd. (a)	52,991	441,126
Nine Entertainment Co. Holdings Ltd.	158,885	231,808
Northern Star Resources Ltd.	133,397	733,101
Orica Ltd.	46,442	550,442
Origin Energy Ltd.	209,757	880,636
OZ Minerals Ltd.	40,161	536,360
Pilbara Minerals Ltd. (a)	294,055	579,798
Qantas Airways Ltd. (a)	111,221	358,393
QBE Insurance Group Ltd.	174,328	1,409,568
Qube Holdings Ltd.	217,423	422,917
Ramsay Health Care Ltd.	21,717	1,072,859
REA Group Ltd.	5,826	513,995
Reece Ltd.	32,059	346,248
Reliance Worldwide Corp. Ltd.	97,751	305,410
Rio Tinto Ltd.	43,547	3,017,134
Santos Ltd.	358,904	1,865,719
Scentre Group unit	599,456	1,228,431
SEEK Ltd.	41,832	677,559
Seven Group Holdings Ltd.	18,993	235,320
Sierra Rutile Holdings Ltd. (a)	49,674	11,162
Sonic Healthcare Ltd.	56,467	1,359,811
South32 Ltd.	546,505	1,489,563
Steadfast Group Ltd.	110,048	412,574
Stockland Corp. Ltd. unit	280,800	760,880
Suncorp Group Ltd.	149,841	1,183,337
Tabcorp Holdings Ltd.	250,040	174,423
Telstra Corp. Ltd.	484,287	1,323,561
The GPT Group unit	233,526	751,300
The Lottery Corp. (a)	267,763	853,617
The Star Entertainment Group Ltd. (a)	94,879	205,570
Transurban Group unit	360,706	3,687,024
Treasury Wine Estates Ltd.	85,678	738,548
Vicinity Centres unit	463,502	678,194
Washington H. Soul Pattinson & Co. Ltd.	27,784	503,020
Wesfarmers Ltd.	133,131	4,362,106
Westpac Banking Corp.	410,942	6,222,956
Whitehaven Coal Ltd.	108,774	478,919
WiseTech Global Ltd.	19,125	677,305
Woodside Energy Group Ltd.	221,103	4,992,612
Woolworths Group Ltd.	142,514	3,749,413
WorleyParsons Ltd.	44,238	446,463
TOTAL AUSTRALIA		148,210,924
Austria - 0.2%
Andritz AG	8,532	397,115
AT&S Austria Technologie & Systemtechnik AG	2,845	141,316
BAWAG Group AG (b)	8,381	384,947
CA Immobilien Anlagen AG	5,454	177,540
Erste Group Bank AG	40,116	1,017,049
IMMOFINANZ Immobilien Anlagen AG (c)	4,279	65,382
Lenzing AG	1,487	119,455
Mayr-Melnhof Karton AG	934	148,726
Oesterreichische Post AG (c)	4,147	119,312
OMV AG	17,058	722,122
Raiffeisen International Bank-Holding AG	15,971	192,124
Verbund AG	8,020	881,160
Voestalpine AG	13,161	294,581
Wienerberger AG	13,507	309,780
TOTAL AUSTRIA		4,970,609
Bailiwick of Jersey - 0.6%
Experian PLC	113,848	3,986,079
Ferguson PLC	27,276	3,418,000
Glencore Xstrata PLC	1,281,089	7,260,830
WPP PLC	144,230	1,556,587
TOTAL BAILIWICK OF JERSEY		16,221,496
Belgium - 0.6%
Ackermans & Van Haaren SA	2,534	371,906
Aedifica SA	4,760	493,307
Ageas	20,985	912,600
Anheuser-Busch InBev SA NV	102,092	5,468,848
Cofinimmo SA	3,344	375,267
Colruyt NV	6,412	177,138
D'ieteren Group	2,823	460,197
ELIA GROUP SA/NV	4,129	625,833
Galapagos NV (a)	5,942	301,462
Groupe Bruxelles Lambert SA	11,929	1,051,929
KBC Group NV	39,705	2,079,629
Melexis NV	2,112	180,348
Proximus	18,931	262,074
Sofina SA	1,777	414,816
Solvay SA Class A	8,770	766,369
UCB SA	14,952	1,165,993
Umicore SA	23,742	859,992
Warehouses de Pauw	15,974	541,378
TOTAL BELGIUM		16,509,086
Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)	460,000	276,590
AutoStore Holdings Ltd. (b)(c)	101,798	187,900
China Gas Holdings Ltd.	278,200	428,115
China Resource Gas Group Ltd.	106,000	444,936
CK Infrastructure Holdings Ltd.	66,000	413,661
Credicorp Ltd. (United States)	7,367	953,290
Golar LNG Ltd. (a)	11,541	258,172
Hiscox Ltd.	40,067	435,532
Hongkong Land Holdings Ltd.	134,739	700,382
Jardine Matheson Holdings Ltd.	29,761	1,571,852
Kunlun Energy Co. Ltd.	468,000	344,595
Nine Dragons Paper (Holdings) Ltd.	188,000	155,192
Orient Overseas International Ltd.	20,500	712,939
TOTAL BERMUDA		6,883,156
Brazil - 1.1%
3R Petroleum Oleo e Gas SA (a)	18,400	120,981
Ambev SA	522,600	1,507,976
Americanas SA	73,239	198,169
Armac Locacao Logistica e Servicos SA	28,100	64,519
Atacadao SA	47,200	169,950
B3 SA - Brasil Bolsa Balcao	712,800	1,527,793
Banco Bradesco SA	180,359	504,396
Banco BTG Pactual SA unit	132,700	577,826
Banco do Brasil SA	171,000	1,188,781
BB Seguridade Participacoes SA	78,800	441,509
BR Malls Participacoes SA	96,100	147,286
BRF SA (a)	88,800	273,912
CCR SA	128,300	322,108
Centrais Eletricas Brasileiras SA (Electrobras)	128,851	1,140,810
Cogna Educacao (a)	184,400	80,544
Companhia Brasileira de Aluminio	63,100	137,198
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	42,100	363,466
Companhia Paranaense de Energia-COPEL unit	28,200	187,869
Companhia Siderurgica Nacional SA (CSN)	74,200	210,951
Cosan SA	137,200	495,067
Cyrela Brazil Realty SA (a)	28,900	70,545
Embraer SA (a)	79,700	180,993
Energisa SA unit	32,800	279,181
Eneva SA (a)	150,200	441,534
ENGIE Brasil Energia SA	27,750	237,699
Equatorial Energia SA	99,300	476,147
Hapvida Participacoes e Investimentos SA (b)	466,100	554,913
Hypera SA	48,100	395,930
JBS SA	77,900	480,881
Klabin SA unit	94,300	363,232
Localiza Rent A Car SA	69,475	773,556
Locaweb Servicos de Internet SA (a)(b)	46,400	60,712
Lojas Renner SA	113,640	555,450
Magazine Luiza SA	330,880	164,989
Marfrig Global Foods SA	39,300	100,261
Multiplan Empreendimentos Imobiliarios SA	32,400	149,035
Natura & Co. Holding SA (a)	96,888	291,744
Oi SA (a)	714,200	64,876
Petro Rio SA (a)	81,700	382,438
Petroleo Brasileiro SA - Petrobras (ON)	423,600	3,025,890
Raia Drogasil SA	125,300	508,068
Rede D'Oregon Sao Luiz SA (b)	84,900	531,476
Rumo SA	140,400	475,951
Sendas Distribuidora SA	98,500	301,738
Sul America SA unit	34,550	156,988
Suzano Papel e Celulose SA	93,353	871,266
Telefonica Brasil SA	50,300	433,579
TIM SA	103,400	251,600
Totvs SA	59,000	300,696
Transmissora Alianca de Energia Eletrica SA unit	28,800	225,208
Ultrapar Participacoes SA	80,900	198,415
Vale SA	457,843	6,172,001
Via S/A (a)	144,686	67,112
Vibra Energia SA	134,400	432,493
Weg SA	168,700	914,236
YDUQS Participacoes SA	26,300	67,350
TOTAL BRAZIL		30,619,294
British Virgin Islands - 0.0%
Nomad Foods Ltd. (a)	18,148	334,649
VK Co. Ltd. GDR (Reg. S) (a)(d)	12,713	4,276
TOTAL BRITISH VIRGIN ISLANDS		338,925
Canada - 8.0%
Agnico Eagle Mines Ltd. (Canada)	53,433	2,297,467
Air Canada (a)	38,257	519,534
Alamos Gold, Inc.	47,649	376,563
Algonquin Power & Utilities Corp.	77,602	1,085,355
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	95,592	4,270,679
AltaGas Ltd.	33,600	748,591
ARC Resources Ltd.	79,298	1,112,172
B2Gold Corp.	120,036	419,946
Ballard Power Systems, Inc. (a)	29,068	233,352
Bank of Montreal	78,015	7,777,435
Bank of Nova Scotia	140,900	8,583,506
Barrick Gold Corp. (Canada)	208,882	3,291,741
Bausch Health Cos., Inc. (Canada) (a)	33,131	152,648
BCE, Inc.	35,173	1,777,122
BlackBerry Ltd. (a)	59,461	365,435
Boralex, Inc. Class A	11,077	401,888
Boyd Group Services, Inc.	2,681	337,075
Brookfield Asset Management, Inc. (Canada) Class A	171,406	8,505,046
Brookfield Renewable Corp.	14,475	566,317
BRP, Inc.	4,434	337,255
CAE, Inc. (a)	37,065	980,643
Cameco Corp.	47,108	1,213,246
Canadian Apartment Properties (REIT) unit	9,498	359,805
Canadian Imperial Bank of Commerce	105,668	5,345,495
Canadian National Railway Co.	69,704	8,830,643
Canadian Natural Resources Ltd.	135,354	7,474,040
Canadian Pacific Railway Ltd.	108,970	8,592,168
Canadian Tire Ltd. Class A (non-vtg.)	6,758	868,188
Canadian Utilities Ltd. Class A (non-vtg.)	14,239	460,901
Capital Power Corp.	14,093	543,008
Cargojet, Inc.	2,109	244,424
CCL Industries, Inc. Class B	17,006	854,317
Cenovus Energy, Inc. (Canada)	145,700	2,776,213
CGI, Inc. Class A (sub. vtg.) (a)	25,148	2,156,300
Colliers International Group, Inc.	3,798	474,309
Constellation Software, Inc.	2,321	3,948,283
Descartes Systems Group, Inc. (Canada) (a)	10,174	702,817
Dollarama, Inc.	32,607	1,976,205
Element Fleet Management Corp.	47,034	539,924
Emera, Inc.	30,703	1,455,608
Empire Co. Ltd. Class A (non-vtg.)	19,140	580,829
Enbridge, Inc.	237,211	10,653,239
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,717	1,463,579
Finning International, Inc.	18,038	394,412
First Majestic Silver Corp.	25,837	197,931
First Quantum Minerals Ltd.	65,178	1,191,024
FirstService Corp.	4,470	597,990
Fortis, Inc.	55,676	2,629,996
Franco-Nevada Corp.	22,455	2,875,285
George Weston Ltd.	8,282	988,498
GFL Environmental, Inc.	16,498	456,592
Gildan Activewear, Inc.	22,362	655,379
Great-West Lifeco, Inc.	32,203	782,599
Hydro One Ltd. (b)	35,924	1,002,915
iA Financial Corp, Inc.	12,230	672,934
Imperial Oil Ltd.	22,348	1,071,022
Intact Financial Corp.	20,550	3,058,709
Ivanhoe Mines Ltd. (a)	63,965	397,612
Keyera Corp.	25,110	650,815
Kinaxis, Inc. (a)	3,066	366,517
Kinross Gold Corp.	156,889	537,849
Lightspeed Commerce, Inc. (Canada) (a)	16,210	347,859
Loblaw Companies Ltd.	19,134	1,741,791
Lundin Mining Corp.	82,997	467,954
Magna International, Inc. Class A (sub. vtg.)	32,109	2,050,332
Manulife Financial Corp.	226,194	4,140,399
MEG Energy Corp. (a)	36,480	502,239
Methanex Corp.	8,561	318,493
Metro, Inc.	28,404	1,572,861
National Bank of Canada	39,600	2,778,540
Northland Power, Inc.	27,148	889,987
Nutrien Ltd.	64,728	5,540,965
Nuvei Corp. (a)(b)	7,450	260,405
Onex Corp. (sub. vtg.)	8,434	450,762
Open Text Corp.	32,353	1,323,377
Pan American Silver Corp.	23,978	487,473
Parkland Corp.	18,613	522,248
Pembina Pipeline Corp.	64,804	2,474,146
Power Corp. of Canada (sub. vtg.)	67,518	1,834,857
Premium Brands Holdings Corp.	4,144	332,963
Quebecor, Inc. Class B (sub. vtg.)	18,631	413,925
Restaurant Brands International, Inc.	36,600	1,962,118
Ritchie Bros. Auctioneers, Inc.	13,072	942,209
Rogers Communications, Inc. Class B (non-vtg.)	41,643	1,914,430
Royal Bank of Canada	166,000	16,185,826
Saputo, Inc.	28,278	698,476
Shaw Communications, Inc. Class B	52,733	1,426,474
Shopify, Inc. Class A (a)	134,000	4,668,104
SNC-Lavalin Group, Inc.	19,860	371,285
SSR Mining, Inc.	25,118	414,073
Stantec, Inc.	13,228	652,749
Sun Life Financial, Inc.	68,933	3,200,778
Suncor Energy, Inc.	165,772	5,626,060
TC Energy Corp.	114,992	6,130,572
Teck Resources Ltd. Class B (sub. vtg.)	55,148	1,621,430
TELUS Corp.	53,408	1,229,525
TFI International, Inc. (Canada)	9,463	945,155
The Toronto-Dominion Bank	213,468	13,866,126
Thomson Reuters Corp.	19,238	2,160,191
Tilray Brands, Inc. Class 2 (a)(c)	32,176	117,442
TMX Group Ltd.	6,640	681,293
Toromont Industries Ltd.	9,842	828,909
Tourmaline Oil Corp.	36,139	2,264,208
Tricon Residential, Inc.	30,869	335,556
Waste Connections, Inc. (Canada)	30,240	4,030,347
West Fraser Timber Co. Ltd.	7,855	735,415
Wheaton Precious Metals Corp.	53,137	1,823,310
Whitecap Resources, Inc.	56,071	428,671
WSP Global, Inc.	8,823	1,064,506
Yamana Gold, Inc.	112,857	539,366
TOTAL CANADA		229,497,570
Cayman Islands - 4.8%
AAC Technology Holdings, Inc.	77,500	150,259
Airtac International Group	16,650	454,932
Alchip Technologies Ltd.	8,000	189,505
Alibaba Group Holding Ltd. sponsored ADR (a)	216,194	19,321,258
Anta Sports Products Ltd.	134,600	1,480,619
ASM Pacific Technology Ltd.	36,700	292,201
Autohome, Inc. ADR Class A	6,517	232,592
Baidu, Inc. sponsored ADR (a)	33,308	4,548,874
BeiGene Ltd. ADR (a)	6,150	1,033,692
Bilibili, Inc. ADR (a)(c)	26,173	639,668
BizLink Holding, Inc.	15,000	161,265
Chailease Holding Co. Ltd.	171,096	1,212,866
China Conch Environment Protection Holdings Ltd. (a)	182,500	144,374
China Conch Venture Holdings Ltd.	182,500	354,310
China Feihe Ltd. (b)	346,000	304,131
China Hongqiao Group Ltd.	247,000	256,757
China Literature Ltd. (a)(b)	51,200	201,868
China Medical System Holdings Ltd.	142,000	226,118
China Meidong Auto Holding Ltd.	64,000	155,069
China Mengniu Dairy Co. Ltd.	324,000	1,502,389
China Resources Land Ltd.	334,000	1,393,457
China Resources Mixc Lifestyle Services Ltd. (b)	66,955	284,029
China State Construction International Holdings Ltd.	198,000	205,570
ChinaSoft International Ltd.	298,000	254,727
Chow Tai Fook Jewellery Group Ltd.	262,400	518,790
CIFI Holdings Group Co. Ltd.	507,495	137,704
CK Asset Holdings Ltd.	229,829	1,623,462
CK Hutchison Holdings Ltd.	314,500	2,086,166
Country Garden Holdings Co. Ltd. (c)	857,120	330,842
Country Garden Services Holdings Co. Ltd.	227,000	505,479
Daqo New Energy Corp. ADR (a)	7,122	460,793
ENN Energy Holdings Ltd.	89,500	1,458,242
ESR Cayman Ltd. (a)(b)	312,600	810,381
Futu Holdings Ltd. ADR (a)(c)	7,263	302,141
GDS Holdings Ltd. ADR (a)	13,789	381,680
Geely Automobile Holdings Ltd.	596,000	1,176,830
General Interface Solution Holding Ltd.	22,000	57,432
Genscript Biotech Corp. (a)	130,000	470,324
H World Group Ltd. ADR	17,376	666,370
Hansoh Pharmaceutical Group Co. Ltd. (b)	118,000	229,990
Hengan International Group Co. Ltd.	76,000	367,419
Himax Technologies, Inc. sponsored ADR (c)	14,808	106,025
HUTCHMED China Ltd. sponsored ADR (a)(c)	12,253	160,147
Innovent Biologics, Inc. (a)(b)	113,500	473,525
Inter & Co., Inc. unit	34,745	104,958
iQIYI, Inc. ADR (a)(c)	41,651	159,107
JD Health International, Inc. (a)(b)	125,000	947,464
JD.com, Inc. sponsored ADR	122,604	7,294,938
JOYY, Inc. ADR	6,031	156,143
KE Holdings, Inc. ADR (a)	59,228	835,707
Kingboard Chemical Holdings Ltd.	77,500	226,579
Kingdee International Software Group Co. Ltd. (a)	301,000	650,322
Kingsoft Corp. Ltd.	111,200	371,852
Kuaishou Technology Class B (a)(b)	176,900	1,780,290
Li Ning Co. Ltd.	274,500	2,224,003
Longfor Properties Co. Ltd. (b)	188,500	629,142
Lufax Holding Ltd. ADR	61,881	283,415
Meituan Class B (a)(b)	478,100	10,725,386
Microport Scientific Corp.	84,700	200,046
Minth Group Ltd.	88,000	234,856
NetEase, Inc. ADR	43,803	4,072,803
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	18,212	499,191
NIO, Inc. sponsored ADR (a)	157,691	3,111,243
PagSeguro Digital Ltd. (a)	23,879	259,087
Parade Technologies Ltd.	8,000	300,294
Pinduoduo, Inc. ADR (a)	51,970	2,547,050
Ping An Healthcare and Technology Co. Ltd. (a)(b)	53,100	139,009
Polaris Group (a)	39,001	165,314
Pop Mart International Group Ltd. (b)	80,800	185,276
RLX Technology, Inc. ADR (a)(c)	88,768	143,804
Sands China Ltd. (a)	279,200	654,875
Sea Ltd. ADR (a)	39,169	2,989,378
Shenzhou International Group Holdings Ltd.	94,300	991,863
Silicon Motion Tech Corp. sponsored ADR	4,184	356,937
Sino Biopharmaceutical Ltd.	1,181,500	683,322
SITC International Holdings Co. Ltd.	149,000	505,847
Smoore International Holdings Ltd. (b)	201,000	466,019
StoneCo Ltd. Class A (a)	25,623	245,468
Sunac China Holdings Ltd. (d)	317,000	80,765
Sunny Optical Technology Group Co. Ltd.	84,500	1,142,110
TAL Education Group ADR (a)	57,201	281,429
Tencent Holdings Ltd.	710,400	27,456,116
Tencent Music Entertainment Group ADR (a)	70,904	298,506
Tingyi (Cayman Islands) Holding Corp.	220,000	362,094
Tongcheng Travel Holdings Ltd. (a)	131,200	250,704
Topsports International Holdings Ltd. (b)	317,000	264,103
Trip.com Group Ltd. ADR (a)	58,016	1,495,652
Vipshop Holdings Ltd. ADR (a)	41,284	378,161
Want Want China Holdings Ltd.	694,000	564,048
Weibo Corp. sponsored ADR (a)	7,898	151,800
Weimob, Inc. (a)(b)	207,000	108,116
WH Group Ltd. (b)	934,000	706,756
Wharf Real Estate Investment Co. Ltd.	180,000	800,265
Wisdom Marine Lines Co. Ltd.	55,000	125,864
Wuxi Biologics (Cayman), Inc. (a)(b)	381,500	3,651,763
Xiaomi Corp. Class B (a)(b)	1,578,000	2,480,607
Xinyi Glass Holdings Ltd.	299,000	588,866
Xinyi Solar Holdings Ltd.	523,097	888,943
XP, Inc.:
BDR (a)	11,574	243,711
Class A (a)	19,157	404,213
XPeng, Inc. ADR (a)	37,827	924,114
XTEP International Holdings Ltd.	151,431	246,151
Yadea Group Holdings Ltd. (b)	110,000	236,818
Zai Lab Ltd. ADR (a)	9,171	371,701
Zhen Ding Technology Holding Ltd.	70,000	264,280
Zhongsheng Group Holdings Ltd. Class H	69,500	397,085
ZTO Express, Inc. sponsored ADR	49,614	1,269,622
TOTAL CAYMAN ISLANDS		138,899,623
Chile - 0.1%
Banco de Chile	4,961,688	470,785
Banco de Credito e Inversiones	6,133	185,045
Banco Santander Chile	7,180,968	284,418
CAP SA	7,719	70,640
Cencosud SA	158,349	216,322
Compania Cervecerias Unidas SA	13,711	79,122
Compania Sud Americana de Vapores SA	1,705,169	184,501
Empresas CMPC SA	136,957	232,695
Empresas COPEC SA	40,400	330,876
Enel Americas SA	2,221,676	224,855
Enel Chile SA	3,447,206	98,699
Falabella SA	91,374	203,819
Parque Arauco SA	74,549	62,958
Quinenco SA	33,260	90,431
TOTAL CHILE		2,735,166
China - 1.7%
Agricultural Bank of China Ltd. (H Shares)	3,611,000	1,191,415
Aluminum Corp. of China Ltd. (H Shares)	446,000	163,348
Anhui Conch Cement Co. Ltd. (H Shares)	135,500	535,965
Bank of China Ltd. (H Shares)	8,970,000	3,189,600
Bank of Communications Co. Ltd. (H Shares)	2,496,000	1,484,900
BYD Co. Ltd. (H Shares)	94,207	3,446,655
CGN Power Co. Ltd. (H Shares) (b)	1,115,000	257,092
China CITIC Bank Corp. Ltd. (H Shares)	1,074,000	448,760
China Construction Bank Corp. (H Shares)	12,112,000	7,734,853
China International Capital Corp. Ltd. (H Shares) (b)	172,800	317,428
China Life Insurance Co. Ltd. (H Shares)	879,000	1,309,200
China Longyuan Power Grid Corp. Ltd. (H Shares)	398,000	636,808
China Merchants Bank Co. Ltd. (H Shares)	443,000	2,392,795
China Minsheng Banking Corp. Ltd. (H Shares)	716,000	233,501
China National Building Materials Co. Ltd. (H Shares)	542,000	544,078
China Pacific Insurance (Group) Co. Ltd. (H Shares)	300,200	640,945
China Petroleum & Chemical Corp. (H Shares)	2,998,000	1,413,426
China Railway Group Ltd. (H Shares)	475,000	283,188
China Shenhua Energy Co. Ltd. (H Shares)	397,000	1,120,212
China Tower Corp. Ltd. (H Shares) (b)	4,956,000	637,659
China Vanke Co. Ltd. (H Shares)	192,600	366,558
CITIC Securities Co. Ltd. (H Shares)	221,875	455,627
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	382,500	572,052
Fuyao Glass Industries Group Co. Ltd. (H Shares) (b)	75,200	365,467
Great Wall Motor Co. Ltd. (H Shares)	354,500	559,078
Guangzhou Automobile Group Co. Ltd. (H Shares)	338,000	316,475
Haier Smart Home Co. Ltd.	277,800	889,102
Haitong Securities Co. Ltd. (H Shares)	303,200	202,780
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (b)	14,200	147,157
Huatai Securities Co. Ltd. (H Shares) (b)	215,000	283,201
Industrial & Commercial Bank of China Ltd. (H Shares)	7,709,000	4,075,655
New China Life Insurance Co. Ltd. (H Shares)	95,100	226,789
Nongfu Spring Co. Ltd. (H Shares) (b)	202,400	1,211,837
People's Insurance Co. of China Group Ltd. (H Shares)	917,000	274,519
PetroChina Co. Ltd. (H Shares)	2,482,000	1,158,994
PICC Property & Casualty Co. Ltd. (H Shares)	820,000	841,947
Ping An Insurance Group Co. of China Ltd. (H Shares)	701,000	4,119,804
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	1,105,000	730,576
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	284,000	354,552
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	55,500	200,792
Sinopharm Group Co. Ltd. (H Shares)	164,400	376,973
Tsingtao Brewery Co. Ltd. (H Shares)	56,000	546,810
Weichai Power Co. Ltd. (H Shares)	235,000	336,488
WuXi AppTec Co. Ltd. (H Shares) (b)	44,184	534,718
Yankuang Energy Group Co. Ltd. (H Shares)	170,000	530,580
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)	70,100	178,244
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	65,500	281,195
Zijin Mining Group Co. Ltd. (H Shares)	684,000	800,769
TOTAL CHINA		48,920,567
Colombia - 0.0%
Bancolombia SA	36,729	308,345
Grupo Argos SA	38,666	109,134
Grupo de Inversiones Suramerica SA	11,636	108,570
Grupo Nutresa SA	14,083	131,073
Interconexion Electrica SA ESP	49,603	238,354
TOTAL COLOMBIA		895,476
Czech Republic - 0.0%
CEZ A/S	18,878	856,739
Komercni Banka A/S	9,619	242,832
MONETA Money Bank A/S (b)	57,832	192,582
TOTAL CZECH REPUBLIC		1,292,153
Denmark - 1.7%
A.P. Moller - Maersk A/S:
Series A	377	1,004,664
Series B	671	1,832,055
Ascendis Pharma A/S sponsored ADR (a)	6,027	515,489
Carlsberg A/S Series B	11,430	1,478,379
Chr. Hansen Holding A/S	12,149	793,631
Coloplast A/S Series B	14,019	1,640,769
Danske Bank A/S	79,983	1,115,695
Demant A/S (a)	11,431	434,414
DSV A/S	24,449	4,119,681
Genmab A/S (a)	7,705	2,741,594
GN Store Nord A/S	15,920	551,897
Novo Nordisk A/S Series B	190,119	22,143,894
Novozymes A/S Series B	24,716	1,575,545
ORSTED A/S (b)	22,202	2,584,683
Pandora A/S	11,343	837,223
Royal Unibrew A/S	4,950	420,814
SimCorp A/S	4,658	345,980
Tryg A/S	41,606	946,811
Vestas Wind Systems A/S	118,686	3,119,513
TOTAL DENMARK		48,202,731
Egypt - 0.0%
Commercial International Bank SAE	220,740	442,180
E-Finance for Digital & Financial Investments	47,980	34,742
EFG-Hermes Holding SAE	103,844	62,899
TOTAL EGYPT		539,821
Finland - 0.8%
Elisa Corp. (A Shares)	17,596	971,855
Fortum Corp.	51,507	574,595
Huhtamaki Oyj	10,826	420,570
Kesko Oyj	32,897	810,972
Kojamo OYJ	17,521	312,304
Kone OYJ (B Shares)	47,287	2,161,085
Metso Outotec Oyj	80,990	664,524
Neste OYJ	50,657	2,592,841
Nokia Corp.	636,533	3,315,436
Nokian Tyres PLC	14,276	167,867
Nordea Bank ABP	392,395	3,857,844
Orion Oyj (B Shares)	12,177	580,085
Sampo Oyj (A Shares)	57,742	2,494,613
Stora Enso Oyj (R Shares)	72,353	1,113,663
TietoEVRY Oyj	11,432	309,628
UPM-Kymmene Corp.	62,563	1,975,184
Valmet Corp.	20,256	560,628
Wartsila Corp.	56,516	493,751
TOTAL FINLAND		23,377,445
France - 5.8%
Air Liquide SA	61,156	8,407,874
Alstom SA	34,084	810,031
Alstom SA rights (a)	34,084	8,709
Arkema SA	7,600	716,948
AXA SA	233,716	5,385,409
BNP Paribas SA	133,234	6,294,950
Bouygues SA	25,445	769,196
Bureau Veritas SA	33,777	929,672
Capgemini SA	18,798	3,561,036
Carrefour SA	70,915	1,208,538
Compagnie de St. Gobain	61,385	2,862,373
Compagnie Generale des Etablissements Michelin SCA Series B	83,572	2,338,727
Credit Agricole SA	161,331	1,486,478
Danone SA	79,278	4,371,325
Dassault Systemes SA	81,484	3,494,989
Edenred SA	29,258	1,498,147
Eiffage SA	9,391	877,840
Engie SA	208,016	2,573,647
EssilorLuxottica SA	35,369	5,510,898
Euroapi SASU (a)	5,712	96,361
Gecina SA	6,547	669,136
Hermes International SCA	4,078	5,560,005
Kering SA	8,602	4,924,572
L'Oreal SA	27,664	10,458,581
Legrand SA	31,816	2,604,735
LVMH Moet Hennessy Louis Vuitton SE	31,311	21,740,944
Orange SA	218,742	2,235,203
Pernod Ricard SA	23,677	4,634,123
Publicis Groupe SA	28,109	1,495,831
Renault SA (a)	24,281	717,853
Safran SA	41,266	4,535,777
Sanofi SA	134,766	13,392,176
Sartorius Stedim Biotech	2,761	1,099,404
Schneider Electric SA	66,856	9,246,451
Societe Generale Series A	91,568	2,051,709
Sodexo SA	9,817	795,052
Teleperformance	6,904	2,302,449
Thales SA	12,514	1,552,058
TotalEnergies SE	287,492	14,684,338
Veolia Environnement SA	77,620	1,941,343
VINCI SA	60,390	5,788,912
Vivendi SA	95,305	904,763
Worldline SA (a)(b)	29,509	1,302,473
TOTAL FRANCE		167,841,036
Germany - 4.3%
adidas AG	21,017	3,635,764
Allianz SE	47,892	8,697,486
BASF AG	107,835	4,805,691
Bayer AG	115,242	6,722,095
Bayerische Motoren Werke AG (BMW)	37,287	3,046,848
Bechtle AG	9,297	427,685
Beiersdorf AG	11,546	1,190,679
BioNTech SE ADR	9,887	1,632,838
Brenntag SE	18,307	1,285,978
Carl Zeiss Meditec AG	4,374	635,250
Commerzbank AG (a)	114,731	783,068
Continental AG	12,454	887,238
Covestro AG (b)	22,300	752,076
Daimler Truck Holding AG (a)	58,024	1,576,878
Delivery Hero AG (a)(b)	22,568	1,088,824
Deutsche Bank AG	243,053	2,117,963
Deutsche Borse AG	22,253	3,884,603
Deutsche Post AG	116,773	4,663,899
Deutsche Telekom AG	396,481	7,532,739
E.ON AG	263,369	2,367,453
Evonik Industries AG	22,668	481,428
Evotec OAI AG (a)	18,835	487,033
Fresenius Medical Care AG & Co. KGaA	23,447	869,263
Fresenius SE & Co. KGaA	48,637	1,244,571
GEA Group AG	18,792	698,535
Hannover Reuck SE	7,140	1,009,236
HeidelbergCement AG	17,072	869,598
HelloFresh AG (a)	20,672	567,282
Henkel AG & Co. KGaA	11,861	747,894
Infineon Technologies AG	153,629	4,213,198
K+S AG	21,867	460,616
KION Group AG	8,182	373,203
Knorr-Bremse AG	7,841	467,132
Lanxess AG	9,841	360,378
LEG Immobilien AG	8,375	758,729
Mercedes-Benz Group AG (Germany)	97,718	5,762,823
Merck KGaA	15,178	2,890,814
MTU Aero Engines AG	6,172	1,186,552
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16,451	3,729,545
Nemetschek Se	6,291	417,932
Puma AG	11,896	797,828
Rational AG	576	399,433
Rheinmetall AG	5,118	935,538
RWE AG	79,463	3,263,225
SAP SE	128,131	11,951,129
Scout24 AG (b)	9,532	542,250
Siemens AG	93,814	10,464,397
Siemens Energy AG	46,329	766,369
Siemens Healthineers AG (b)	33,087	1,695,499
Symrise AG	15,627	1,823,447
TAG Immobilien AG	25,126	277,344
Thyssenkrupp AG (a)	45,684	280,428
United Internet AG	12,200	320,079
Vonovia SE	91,735	3,056,594
Zalando SE (a)(b)	22,252	626,464
TOTAL GERMANY		122,530,841
Greece - 0.1%
Alpha Bank SA (a)	229,559	202,947
Eurobank Ergasias Services and Holdings SA (a)	281,240	259,071
Hellenic Telecommunications Organization SA	26,582	456,968
Jumbo SA	13,273	205,520
Motor Oil (HELLAS) Corinth Refineries SA	7,803	134,778
Mytilineos SA	13,078	201,164
National Bank of Greece SA (a)	62,666	195,218
OPAP SA	22,678	313,831
Piraeus Financial Holdings SA (a)	80,415	72,802
Public Power Corp. of Greece (a)	24,097	141,982
Terna Energy SA	6,405	114,559
TOTAL GREECE		2,298,840
Hong Kong - 1.6%
AIA Group Ltd.	1,413,400	14,199,936
Bank of East Asia Ltd.	123,360	156,834
BOC Hong Kong (Holdings) Ltd.	420,000	1,516,835
China Everbright International Ltd.	398,000	211,931
China Evergrande New Energy Vehicle Group Ltd. (a)(d)	366,500	112,052
China Merchants Holdings International Co. Ltd.	162,346	261,825
China Overseas Land and Investment Ltd.	440,500	1,214,898
China Power International Development Ltd.	603,000	341,064
China Resources Beer Holdings Co. Ltd.	180,000	1,242,818
China Resources Power Holdings Co. Ltd.	202,000	379,816
China Taiping Insurance Group Ltd.	149,200	157,185
CITIC Pacific Ltd.	758,000	817,878
CLP Holdings Ltd.	197,000	1,670,476
CSPC Pharmaceutical Group Ltd.	1,000,160	1,095,130
Fosun International Ltd.	287,000	226,312
Galaxy Entertainment Group Ltd.	237,000	1,409,942
Ganfeng Lithium Co. Ltd. (H Shares) (b)	45,920	415,040
Guangdong Investment Ltd.	332,000	323,546
Hang Lung Properties Ltd.	211,000	384,969
Hang Seng Bank Ltd.	84,900	1,368,151
Henderson Land Development Co. Ltd.	148,500	516,951
Hong Kong & China Gas Co. Ltd.	1,275,393	1,345,272
Hong Kong Exchanges and Clearing Ltd.	139,753	6,413,329
Hua Hong Semiconductor Ltd. (a)(b)	87,000	260,449
Lenovo Group Ltd.	836,000	808,321
Link (REIT)	246,200	2,060,579
MTR Corp. Ltd.	180,613	954,845
New World Development Co. Ltd.	163,000	544,032
Power Assets Holdings Ltd.	159,500	1,043,367
Sino Land Ltd.	374,520	556,300
Sun Hung Kai Properties Ltd.	178,500	2,130,779
Techtronic Industries Co. Ltd.	203,000	2,252,616
Vitasoy International Holdings Ltd.	122,000	183,702
Wharf Holdings Ltd.	164,000	599,600
TOTAL HONG KONG		47,176,780
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	67,740	497,510
OTP Bank PLC	25,500	523,308
Richter Gedeon PLC	15,665	319,693
TOTAL HUNGARY		1,340,511
India - 3.1%
Adani Enterprises Ltd.	32,313	1,050,171
Adani Ports & Special Economic Zone Ltd.	88,940	858,698
Apollo Hospitals Enterprise Ltd.	11,856	632,056
Asian Paints Ltd.	53,151	2,242,816
Avenue Supermarts Ltd. (a)(b)	17,501	940,241
Axis Bank Ltd.	266,851	2,448,999
Bajaj Finance Ltd.	31,139	2,846,789
Bajaj Finserv Ltd.	4,567	871,122
Bharat Petroleum Corp. Ltd.	113,246	472,651
Bharti Airtel Ltd.	283,846	2,431,296
Cipla Ltd./India	59,412	733,606
Coal India Ltd.	248,776	663,822
Divi's Laboratories Ltd.	15,103	731,815
Grasim Industries Ltd.	43,867	873,547
HCL Technologies Ltd.	127,347	1,529,744
HDFC Standard Life Insurance Co. Ltd. (b)	112,582	790,421
Hindalco Industries Ltd.	173,888	914,178
Hindustan Unilever Ltd.	105,129	3,508,058
Housing Development Finance Corp. Ltd.	212,657	6,410,266
ICICI Bank Ltd.	603,037	6,264,946
Indian Oil Corp. Ltd.	429,846	396,013
Info Edge India Ltd.	8,794	482,648
Infosys Ltd.	429,029	8,406,411
ITC Ltd.	347,267	1,330,232
JSW Steel Ltd.	114,973	914,753
Kotak Mahindra Bank Ltd.	128,108	2,938,789
Larsen & Toubro Ltd.	81,080	1,856,154
Mahindra & Mahindra Ltd.	112,034	1,651,193
Maruti Suzuki India Ltd.	15,572	1,730,881
NTPC Ltd.	563,628	1,088,810
Oil & Natural Gas Corp. Ltd.	430,934	730,722
Power Grid Corp. of India Ltd.	403,554	1,091,613
Reliance Industries Ltd.	404,416	12,847,635
SRF Ltd.	16,593	510,261
State Bank of India	208,064	1,392,675
Sun Pharmaceutical Industries Ltd.	127,730	1,521,740
Tata Consultancy Services Ltd.	120,047	5,015,742
Tata Consumer Products Ltd.	69,103	708,766
Tata Motors Ltd. (a)	208,697	1,189,415
Tata Power Co. Ltd./The	193,664	544,583
Tata Steel Ltd.	917,860	1,247,856
Tech Mahindra Ltd.	73,633	978,022
Titan Co. Ltd.	48,829	1,452,566
Ultratech Cement Ltd.	13,800	1,142,564
Vedanta Ltd.	152,350	490,142
Wipro Ltd.	174,283	928,889
TOTAL INDIA		89,804,317
Indonesia - 0.5%
PT Adaro Energy Tbk	1,612,500	354,070
PT Aneka Tambang Tbk	1,042,100	137,663
PT Astra International Tbk	2,394,000	1,022,472
PT Bank Central Asia Tbk	6,526,600	3,245,418
PT Bank Jago Tbk (a)	409,500	292,632
PT Bank Mandiri (Persero) Tbk	2,157,400	1,207,623
PT Bank Negara Indonesia (Persero) Tbk	878,400	466,181
PT Bank Rakyat Indonesia (Persero) Tbk	7,624,853	2,250,802
PT Barito Pacific Tbk	2,942,400	178,739
PT Bukalapak.com Tbk (a)	6,358,300	126,710
PT Bukit Asam Tbk	455,700	132,302
PT Bumi Serpong Damai Tbk (a)	888,000	55,152
PT Charoen Pokphand Indonesia Tbk	872,600	329,548
PT Ciputra Development Tbk	865,900	54,270
PT Elang Mahkota Teknologi Tbk (a)	2,313,100	293,202
PT Gudang Garam Tbk	59,300	111,347
PT Indah Kiat Pulp & Paper Tbk	288,000	147,687
PT Indocement Tunggal Prakarsa Tbk	222,800	139,903
PT Indofood CBP Sukses Makmur Tbk	261,200	155,473
PT Indofood Sukses Makmur Tbk	499,900	229,279
PT Kalbe Farma Tbk	2,388,000	260,943
PT Merdeka Copper Gold Tbk (a)	1,479,610	406,077
PT Mitra Keluarga Karyasehat Tbk	652,600	109,602
PT Pabrik Kertas Tjiwi Kimia Tbk	148,500	63,931
PT Perusahaan Gas Negara Tbk Series B	1,088,200	123,548
PT Sarana Menara Nusantara Tbk	2,860,000	226,625
PT Semen Gresik (Persero) Tbk	324,400	142,945
PT Sumber Alfaria Trijaya Tbk	2,190,100	277,259
PT Surya Citra Media Tbk	2,965,500	44,034
PT Telkom Indonesia Persero Tbk	5,627,700	1,607,384
PT Tower Bersama Infrastructure Tbk	1,023,600	212,218
PT United Tractors Tbk	182,000	397,745
PT Vale Indonesia Tbk (a)	240,100	99,108
PT XL Axiata Tbk	391,600	62,684
TOTAL INDONESIA		14,964,576
Ireland - 0.5%
Bank of Ireland Group PLC	108,922	621,409
CRH PLC	89,699	3,442,124
DCC PLC (United Kingdom)	11,882	774,140
Flutter Entertainment PLC (a)	6,085	609,721
Flutter Entertainment PLC (Ireland) (a)	11,991	1,197,843
ICON PLC (a)(c)	9,550	2,303,938
James Hardie Industries PLC CDI	52,038	1,285,168
Kerry Group PLC Class A	18,025	1,902,118
Kingspan Group PLC (Ireland)	18,037	1,161,756
Ryanair Holdings PLC sponsored ADR (a)	12,603	920,019
Smurfit Kappa Group PLC	30,593	1,103,120
TOTAL IRELAND		15,321,356
Isle of Man - 0.0%
Entain PLC (a)	69,008	1,015,457
Israel - 0.6%
Airport City Ltd. (a)	7,413	141,297
Alony Hetz Properties & Investments Ltd.	19,190	276,123
Amot Investments Ltd.	26,702	180,126
Ashtrom Group Ltd.	4,790	110,071
Azrieli Group	4,387	346,531
Bank Hapoalim BM (Reg.)	138,808	1,272,453
Bank Leumi le-Israel BM	171,775	1,641,367
Bezeq The Israel Telecommunication Corp. Ltd.	248,225	421,577
Big Shopping Centers Ltd.	1,302	171,179
Check Point Software Technologies Ltd. (a)	11,789	1,468,909
Clal Insurance Enterprises Holdings Ltd. (a)	6,585	127,122
CyberArk Software Ltd. (a)	4,762	619,679
Danel Adir Yeoshua Ltd.	572	71,518
Delek Group Ltd. (a)	1,012	148,980
Elbit Systems Ltd. (Israel)	2,961	675,190
Electra Israel Ltd.	220	130,415
Energix-Renewable Energies Ltd.	28,320	112,558
Enlight Renewable Energy Ltd. (a)	113,622	254,310
First International Bank of Israel	5,750	239,192
Formula Systems (1985) Ltd.	1,119	114,891
Fox Wizel Ltd.	848	106,525
Global-e Online Ltd. (a)(c)	2,903	66,072
Harel Insurance Investments and Financial Services Ltd.	12,544	126,800
Icl Group Ltd.	82,294	733,084
InMode Ltd. (a)(c)	6,252	207,816
ironSource Ltd. Class A (a)	37,904	147,826
Isracard Ltd.	23,224	71,739
Israel Corp. Ltd. (Class A) (a)	529	230,017
Israel Discount Bank Ltd. (Class A)	147,948	824,799
Kornit Digital Ltd. (a)	5,560	151,288
Melisron Ltd. (a)	2,411	180,232
Mivne Real Estate KD Ltd.	72,617	243,114
Mizrahi Tefahot Bank Ltd.	17,896	653,367
Nano Dimension Ltd. ADR (a)(c)	32,506	106,945
NICE Ltd. (a)	7,467	1,548,692
Nova Ltd. (a)	3,119	320,512
OPC Energy Ltd. (a)	9,676	110,419
Partner Communications Co. Ltd. (a)	15,700	123,922
Paz Oil Co. Ltd. (a)	1,113	136,704
Plus500 Ltd.	12,784	259,369
Radware Ltd. (a)	4,165	96,336
Reit 1 Ltd.	21,377	122,634
Shapir Engineering and Industry Ltd.	14,576	128,515
Shikun & Binui Ltd. (a)	31,193	144,533
Shufersal Ltd.	30,982	200,522
Strauss Group Ltd.	5,558	146,425
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	128,421	1,204,589
The Phoenix Holdings Ltd.	17,688	186,135
Tower Semiconductor Ltd. (a)	12,841	606,700
Wix.com Ltd. (a)	6,646	394,307
ZIM Integrated Shipping Services Ltd.	8,831	439,960
TOTAL ISRAEL		18,543,386
Italy - 1.1%
A2A SpA	193,743	248,707
Amplifon SpA	10,935	359,983
Assicurazioni Generali SpA	142,160	2,125,243
Atlantia SpA	58,500	1,349,459
Azimut Holding SpA	13,687	238,299
Banco BPM SpA	181,166	466,235
Buzzi Unicem SpA	11,325	205,972
DiaSorin SpA	2,374	329,013
Enel SpA	905,068	4,562,690
Eni SpA	294,990	3,545,954
FinecoBank SpA	70,405	869,965
Hera SpA	97,238	278,469
Infrastrutture Wireless Italiane SpA (b)	42,423	443,990
Interpump Group SpA	9,347	397,027
Intesa Sanpaolo SpA	2,005,680	3,561,708
Italgas SpA	56,243	320,756
Leonardo SpA	48,571	453,529
Mediobanca SpA	83,235	711,188
Moncler SpA	25,042	1,245,669
Nexi SpA (a)(b)	92,020	832,710
Pirelli & C. SpA (b)	47,937	206,167
Poste Italiane SpA (b)	54,383	454,106
Prada SpA	57,200	330,088
Prysmian SpA	31,450	994,840
Recordati SpA	12,031	531,568
Reply SpA	2,541	332,420
Snam SpA	240,247	1,205,449
Telecom Italia SpA (a)	1,251,068	277,562
Telecom Italia SpA (Risparmio Shares) (a)	654,546	136,672
Terna - Rete Elettrica Nazionale	164,674	1,258,585
UniCredit SpA	256,731	2,538,990
TOTAL ITALY		30,813,013
Japan - 16.1%
Activia Properties, Inc.	80	250,838
Adeka Corp.	11,700	211,633
Advance Residence Investment Corp.	163	449,130
Advantest Corp.	23,700	1,409,605
Aeon (REIT) Investment Corp.	203	238,097
AEON Co. Ltd.	103,300	2,083,243
AGC, Inc.	26,800	976,947
Aica Kogyo Co. Ltd.	8,200	190,001
Ain Holdings, Inc.	3,700	213,254
Air Water, Inc.	25,800	347,343
Aisin Seiki Co. Ltd.	21,700	644,460
Ajinomoto Co., Inc.	63,000	1,657,907
Alfresa Holdings Corp.	24,500	326,975
Alps Alpine Co. Ltd.	23,200	241,453
Amada Co. Ltd.	42,000	339,012
Ana Holdings, Inc. (a)	17,400	324,835
Anritsu Corp.	16,400	200,450
Aozora Bank Ltd.	14,300	298,934
As One Corp.	3,400	161,320
Asahi Group Holdings	59,800	2,079,027
ASAHI INTECC Co. Ltd.	26,900	497,651
Asahi Kasei Corp.	165,600	1,328,511
Asics Corp.	22,700	432,514
Astellas Pharma, Inc.	215,500	3,375,030
Azbil Corp.	14,800	445,527
Bandai Namco Holdings, Inc.	26,000	2,031,184
Bank of Kyoto Ltd.	8,600	365,891
BayCurrent Consulting, Inc.	1,600	500,583
Benefit One, Inc.	8,100	131,564
Bic Camera, Inc.	19,500	169,547
Biprogy, Inc.	10,000	213,394
Bridgestone Corp.	71,000	2,769,417
Brother Industries Ltd.	30,800	576,928
Calbee, Inc.	13,700	294,001
Canon, Inc.	121,500	2,874,426
Capcom Co. Ltd.	19,100	530,933
Casio Computer Co. Ltd.	25,800	252,374
Central Japan Railway Co.	24,200	2,833,744
Chiba Bank Ltd.	88,800	492,561
Chubu Electric Power Co., Inc.	84,800	904,597
Chugai Pharmaceutical Co. Ltd.	75,500	2,121,007
Chugoku Electric Power Co., Inc.	39,500	258,104
Coca-Cola West Co. Ltd.	16,300	185,836
COMSYS Holdings Corp.	13,500	271,218
Concordia Financial Group Ltd.	143,900	489,548
Cosmos Pharmaceutical Corp.	2,400	258,030
CyberAgent, Inc.	49,100	489,940
Dai Nippon Printing Co. Ltd.	32,400	714,982
Dai-ichi Mutual Life Insurance Co.	121,100	2,106,521
Daicel Chemical Industries Ltd.	31,600	201,018
Daifuku Co. Ltd.	14,700	937,368
Daiichi Sankyo Kabushiki Kaisha	214,900	5,698,013
Daikin Industries Ltd.	34,400	6,033,015
Daio Paper Corp.	14,800	158,471
Daito Trust Construction Co. Ltd.	8,100	767,901
Daiwa House Industry Co. Ltd.	78,800	1,946,996
Daiwa House REIT Investment Corp.	241	580,038
Daiwa Office Investment Corp.	31	157,271
Daiwa Securities Group, Inc.	177,500	819,380
Daiwa Securities Living Invest	270	255,008
Denka Co. Ltd.	10,900	282,622
DENSO Corp.	61,100	3,341,869
Dentsu Group, Inc.	29,600	1,033,975
Dic Corp.	10,100	186,784
Disco Corp.	3,400	830,721
Dmg Mori Co. Ltd.	14,000	188,023
Dowa Holdings Co. Ltd.	7,000	253,867
East Japan Railway Co.	44,400	2,317,989
Ebara Corp.	9,600	376,071
Eisai Co. Ltd.	35,000	1,602,820
Electric Power Development Co. Ltd.	20,100	339,142
ENEOS Holdings, Inc.	382,100	1,478,118
Exeo Group, Inc.	14,100	236,258
Ezaki Glico Co. Ltd.	6,300	184,072
Fancl Corp.	8,800	167,733
FANUC Corp.	22,600	3,897,610
Fast Retailing Co. Ltd.	7,700	4,663,049
Food & Life Companies Ltd.	13,300	259,182
Freee KK (a)	4,100	99,873
Frontier Real Estate Investment Corp.	54	220,101
Fuji Corp.	10,300	159,620
Fuji Electric Co. Ltd.	17,900	808,470
FUJIFILM Holdings Corp.	47,300	2,701,872
Fujitsu Ltd.	21,600	2,895,747
Fukuoka Financial Group, Inc.	23,100	409,441
GLP J-REIT	510	670,729
GMO Internet, Inc.	6,800	133,568
GMO Payment Gateway, Inc.	5,300	440,446
GOLDWIN, Inc.	4,500	280,759
GS Yuasa Corp.	8,900	162,497
Hakuhodo DY Holdings, Inc.	34,500	354,855
Hamamatsu Photonics K.K.	17,800	808,848
Hankyu Hanshin Holdings, Inc.	28,600	829,593
Harmonic Drive Systems, Inc.	6,100	232,574
Haseko Corp.	27,100	329,927
Hikari Tsushin, Inc.	2,200	242,414
Hino Motors Ltd.	31,400	163,193
Hirose Electric Co. Ltd.	3,800	545,929
Hisamitsu Pharmaceutical Co., Inc.	9,600	250,373
Hitachi Construction Machinery Co. Ltd.	11,700	258,124
Hitachi Ltd.	113,600	5,751,347
Hitachi Metals Ltd. (a)	22,600	347,517
Honda Motor Co. Ltd.	202,000	5,176,694
Horiba Ltd.	4,800	236,597
Hoshizaki Corp.	13,400	399,749
House Foods Group, Inc.	8,500	182,763
Hoya Corp.	42,900	4,298,222
Hulic Co. Ltd.	70,000	561,406
Ibiden Co. Ltd.	15,300	451,527
Idemitsu Kosan Co. Ltd.	29,057	755,622
IHI Corp.	18,500	487,803
Iida Group Holdings Co. Ltd.	21,200	347,095
Industrial & Infrastructure Fund Investment Corp.	230	319,795
INPEX Corp.	120,800	1,384,583
Internet Initiative Japan, Inc.	7,500	304,529
Invincible Investment Corp.	772	242,858
Isetan Mitsukoshi Holdings Ltd.	48,200	385,891
Isuzu Motors Ltd.	73,300	803,999
ITO EN Ltd.	7,900	372,258
Itochu Corp.	174,400	5,076,726
ITOCHU Techno-Solutions Corp.	11,800	316,237
Iwatani Corp.	6,500	272,459
Iyo Bank Ltd.	36,600	177,559
J. Front Retailing Co. Ltd.	33,200	279,495
Japan Airlines Co. Ltd. (a)	16,000	277,171
Japan Airport Terminal Co. Ltd. (a)	10,800	423,344
Japan Exchange Group, Inc.	61,300	974,716
Japan Hotel REIT Investment Corp.	493	255,845
Japan Logistics Fund, Inc.	115	276,353
Japan Post Holdings Co. Ltd.	139,000	1,000,777
Japan Post Insurance Co. Ltd.	24,000	388,029
Japan Prime Realty Investment Corp.	118	360,335
Japan Real Estate Investment Corp.	164	791,950
Japan Retail Fund Investment Corp.	835	680,434
Japan Steel Works Ltd.	8,700	201,541
Japan Tobacco, Inc.	129,000	2,316,275
JEOL Ltd.	5,300	240,966
JFE Holdings, Inc.	66,400	748,650
JGC Holdings Corp.	30,700	377,561
JSR Corp.	25,600	709,068
JTEKT Corp.	27,500	203,911
Justsystems Corp.	3,700	114,231
K's Holdings Corp.	21,600	218,110
Kadokawa Corp.	12,400	301,125
Kagome Co. Ltd.	9,500	224,701
Kajima Corp.	58,800	671,243
Kakaku.com, Inc.	14,700	287,924
Kamigumi Co. Ltd.	13,300	270,448
Kaneka Corp.	7,400	200,504
Kansai Electric Power Co., Inc.	98,000	993,596
Kansai Paint Co. Ltd.	29,300	421,338
Kao Corp.	56,300	2,448,736
Kawasaki Heavy Industries Ltd.	20,400	400,667
Kawasaki Kisen Kaisha Ltd.	8,900	656,283
KDDI Corp.	194,000	6,220,095
Keihan Electric Railway Co., Ltd.	12,900	321,856
Keikyu Corp.	33,600	373,185
Keio Corp.	14,400	551,378
Keisei Electric Railway Co.	19,800	542,853
Kenedix Office Investment Corp.	53	284,880
Kewpie Corp.	12,200	211,928
Keyence Corp.	22,500	8,917,699
Kikkoman Corp.	23,000	1,363,779
Kinden Corp.	18,700	220,778
Kintetsu Group Holdings Co. Ltd.	22,300	736,947
Kirin Holdings Co. Ltd.	97,700	1,607,004
Kobayashi Pharmaceutical Co. Ltd.	6,600	439,692
Kobe Bussan Co. Ltd.	14,900	424,727
Koei Tecmo Holdings Co. Ltd.	7,540	263,224
Koito Manufacturing Co. Ltd.	14,700	483,214
Komatsu Ltd.	114,300	2,642,432
Konami Group Corp.	11,800	697,445
Konica Minolta, Inc.	55,100	195,434
Kose Corp.	3,900	348,122
Kubota Corp.	134,400	2,231,490
Kuraray Co. Ltd.	39,800	320,352
Kurita Water Industries Ltd.	12,100	490,771
Kyocera Corp.	41,100	2,284,704
Kyowa Hakko Kirin Co., Ltd.	28,900	681,324
Kyushu Electric Power Co., Inc.	54,000	352,973
Kyushu Railway Co.	19,300	404,639
LaSalle Logiport REIT	217	285,989
Lasertec Corp.	9,200	1,317,165
Lawson, Inc.	6,000	212,769
Lion Corp.	34,800	400,667
LIXIL Group Corp.	35,200	728,472
M3, Inc.	50,400	1,755,932
Mabuchi Motor Co. Ltd.	6,000	171,962
Makita Corp.	33,700	823,576
Marubeni Corp.	203,800	1,895,803
Marui Group Co. Ltd.	25,200	460,003
MatsukiyoCocokara & Co.	15,300	577,663
Mazda Motor Corp.	71,700	604,401
McDonald's Holdings Co. (Japan) Ltd.	8,700	326,559
Mebuki Financial Group, Inc.	130,000	262,280
Medipal Holdings Corp.	24,100	363,606
Meiji Holdings Co. Ltd.	16,500	861,466
Menicon Co. Ltd.	7,100	179,034
Mercari, Inc. (a)	12,400	213,812
Minebea Mitsumi, Inc.	46,900	843,643
Misumi Group, Inc.	33,000	820,984
Mitsubishi Chemical Holdings Corp.	169,500	953,188
Mitsubishi Corp.	174,000	5,171,155
Mitsubishi Electric Corp.	253,200	2,672,330
Mitsubishi Estate Co. Ltd.	163,200	2,423,784
Mitsubishi Gas Chemical Co., Inc.	25,500	370,659
Mitsubishi Heavy Industries Ltd.	39,700	1,474,159
Mitsubishi Logistics Corp.	8,400	225,391
Mitsubishi Materials Corp.	16,500	249,633
Mitsubishi UFJ Financial Group, Inc.	1,478,500	8,330,597
Mitsubishi UFJ Lease & Finance Co. Ltd.	94,000	455,515
Mitsui & Co. Ltd.	192,400	4,244,782
Mitsui Chemicals, Inc.	23,300	490,797
Mitsui Fudosan Co. Ltd.	113,400	2,534,426
Mitsui Fudosan Logistics Park, Inc.	64	251,362
Mitsui High-Tec, Inc.	2,600	174,647
Mitsui Mining & Smelting Co. Ltd.	6,500	155,664
Mitsui OSK Lines Ltd.	42,300	1,159,904
Miura Co. Ltd.	13,500	325,466
Mizuho Financial Group, Inc.	298,340	3,558,115
MonotaRO Co. Ltd.	28,700	512,449
Mori Hills REIT Investment Corp.	174	199,965
Morinaga & Co. Ltd.	4,900	153,994
Morinaga Milk Industry Co. Ltd.	4,900	180,677
MS&AD Insurance Group Holdings, Inc.	55,100	1,786,968
Murata Manufacturing Co. Ltd.	75,400	4,404,168
Nabtesco Corp.	15,100	361,889
Nagoya Railroad Co. Ltd.	22,600	364,313
Nankai Electric Railway Co. Ltd.	12,100	239,040
NEC Corp.	32,200	1,188,646
Net One Systems Co. Ltd.	10,100	235,224
Nexon Co. Ltd.	54,800	1,244,076
NGK Insulators Ltd.	30,300	443,175
NGK Spark Plug Co. Ltd.	19,500	381,858
NH Foods Ltd.	11,600	351,441
Nichirei Corp.	14,500	258,729
Nidec Corp.	64,600	4,489,316
Nifco, Inc.	11,200	271,805
Nihon Kohden Corp.	10,400	232,692
Nihon M&A Center Holdings, Inc.	34,300	459,004
Nikon Corp.	41,700	480,240
Nintendo Co. Ltd.	13,700	6,126,276
Nippon Accommodations Fund, Inc.	62	323,972
Nippon Building Fund, Inc.	200	1,060,950
Nippon Electric Glass Co. Ltd.	9,300	185,162
Nippon Express Holdings, Inc.	9,800	585,603
Nippon Gas Co. Ltd.	13,200	198,191
Nippon Paint Holdings Co. Ltd.	171,000	1,307,154
Nippon Prologis REIT, Inc.	316	821,760
Nippon Sanso Holdings Corp.	26,000	438,430
Nippon Shinyaku Co. Ltd.	7,200	445,620
Nippon Shokubai Co. Ltd.	4,700	183,963
Nippon Steel & Sumitomo Metal Corp.	112,000	1,666,586
Nippon Telegraph & Telephone Corp.	139,700	3,990,576
Nippon Yusen KK	20,100	1,578,881
Nishi-Nippon Railroad Co. Ltd.	9,900	218,481
Nissan Chemical Corp.	17,000	869,263
Nissan Motor Co. Ltd.	284,300	1,081,154
Nisshin Seifun Group, Inc.	29,500	363,129
Nissin Food Holdings Co. Ltd.	9,500	688,048
Nitori Holdings Co. Ltd.	10,300	1,089,725
Nitto Denko Corp.	17,800	1,146,236
NOF Corp.	10,100	399,627
Nomura Holdings, Inc.	364,600	1,391,136
Nomura Real Estate Holdings, Inc.	12,800	310,520
Nomura Real Estate Master Fund, Inc.	536	671,496
Nomura Research Institute Ltd.	51,000	1,532,260
NSK Ltd.	57,100	319,766
NTT Data Corp.	76,000	1,150,261
Obayashi Corp.	82,200	604,535
OBIC Co. Ltd.	7,900	1,262,970
Odakyu Electric Railway Co. Ltd.	42,300	606,684
Oji Holdings Corp.	114,400	476,952
Olympus Corp.	152,500	3,263,832
OMRON Corp.	24,500	1,370,237
Ono Pharmaceutical Co. Ltd.	57,500	1,616,838
Open House Group Co. Ltd.	8,700	379,540
Oracle Corp. Japan	3,600	224,526
Oriental Land Co. Ltd.	26,900	4,084,196
ORIX Corp.	140,800	2,509,313
ORIX JREIT, Inc.	332	476,309
Osaka Gas Co. Ltd.	48,500	871,938
Otsuka Corp.	13,300	414,770
Otsuka Holdings Co. Ltd.	65,600	2,343,427
Pan Pacific International Holdings Ltd.	61,600	959,142
Panasonic Holdings Corp.	274,200	2,263,834
Park24 Co. Ltd. (a)	15,900	223,422
Penta-Ocean Construction Co. Ltd.	36,300	199,522
PeptiDream, Inc. (a)	12,900	161,535
Persol Holdings Co. Ltd.	22,600	467,860
Pigeon Corp.	15,000	218,519
Rakuten Group, Inc.	104,700	519,054
Recruit Holdings Co. Ltd.	199,200	7,444,713
Relo Group, Inc.	14,400	239,112
Renesas Electronics Corp. (a)	165,100	1,572,552
Rengo Co. Ltd.	27,200	159,070
Resona Holdings, Inc.	279,600	1,086,595
Ricoh Co. Ltd.	74,700	600,817
Rinnai Corp.	4,600	349,731
ROHM Co. Ltd.	10,200	756,949
Rohto Pharmaceutical Co. Ltd.	13,100	392,657
Ryohin Keikaku Co. Ltd.	30,300	300,751
Sankyu, Inc.	6,700	222,177
Santen Pharmaceutical Co. Ltd.	45,200	366,127
Sanwa Holdings Corp.	25,200	272,226
Sawai Group Holdings Co. Ltd.	4,900	158,957
SBI Holdings, Inc. Japan	27,900	566,020
Screen Holdings Co. Ltd.	5,300	383,557
SCSK Corp.	18,600	327,551
Secom Co. Ltd.	25,200	1,683,111
Sega Sammy Holdings, Inc.	21,000	360,640
Seibu Holdings, Inc.	33,400	337,625
Seiko Epson Corp.	36,800	552,834
Seino Holdings Co. Ltd.	18,000	149,301
Sekisui Chemical Co. Ltd.	52,300	735,833
Sekisui House (REIT), Inc.	529	331,358
Sekisui House Ltd.	76,100	1,347,837
Seven & i Holdings Co. Ltd.	93,700	3,819,232
SG Holdings Co. Ltd.	60,100	1,146,980
Sharp Corp.	25,800	207,664
Shimadzu Corp.	32,000	1,138,526
Shimamura Co. Ltd.	2,700	258,913
SHIMANO, Inc.	9,700	1,620,349
SHIMIZU Corp.	82,700	468,797
Shin-Etsu Chemical Co. Ltd.	46,400	5,943,575
Shinko Electric Industries Co. Ltd.	7,700	198,303
Shinsei Bank Ltd.	15,400	232,945
Shionogi & Co. Ltd.	33,500	1,718,264
Shiseido Co. Ltd.	47,500	1,953,830
Shizuoka Bank Ltd.	71,400	432,071
SHO-BOND Holdings Co. Ltd.	5,800	256,618
Shochiku Co. Ltd. (a)	1,600	153,958
Showa Denko K.K.	22,300	373,983
Skylark Holdings Co. Ltd.	27,500	328,117
SMC Corp.	7,300	3,597,707
SMS Co., Ltd.	7,900	189,913
SoftBank Corp.	324,200	3,748,483
SoftBank Group Corp.	147,800	6,208,605
Sohgo Security Services Co., Ltd.	10,200	285,844
Sojitz Corp.	25,240	383,562
Sompo Holdings, Inc.	40,800	1,820,954
Sony Group Corp.	147,800	12,537,571
Sotetsu Holdings, Inc.	10,200	180,344
Square Enix Holdings Co. Ltd.	10,600	491,838
Stanley Electric Co. Ltd.	17,300	304,001
Subaru Corp.	72,400	1,259,826
Sugi Holdings Co. Ltd.	4,800	216,547
Sumco Corp.	36,800	514,932
Sumitomo Chemical Co. Ltd.	199,200	782,843
Sumitomo Corp.	146,900	2,065,408
Sumitomo Dainippon Pharma Co., Ltd.	20,600	161,328
Sumitomo Electric Industries Ltd.	91,500	1,020,115
Sumitomo Forestry Co. Ltd.	22,000	341,583
Sumitomo Heavy Industries Ltd.	14,200	324,894
Sumitomo Metal Mining Co. Ltd.	32,300	1,015,635
Sumitomo Mitsui Financial Group, Inc.	161,100	5,054,046
Sumitomo Mitsui Trust Holdings, Inc.	44,500	1,461,792
Sumitomo Realty & Development Co. Ltd.	56,300	1,554,616
Sundrug Co. Ltd.	8,700	204,078
Suntory Beverage & Food Ltd.	14,400	568,188
Suzuken Co. Ltd.	9,600	265,334
Suzuki Motor Corp.	57,900	1,897,925
Sysmex Corp.	20,100	1,407,238
T&D Holdings, Inc.	70,400	796,790
Taiheiyo Cement Corp.	15,700	235,548
Taisei Corp.	23,600	753,001
Taisho Pharmaceutical Holdings Co. Ltd.	6,400	254,834
Taiyo Yuden Co. Ltd.	14,900	529,547
Takara Holdings, Inc.	21,700	175,553
Takeda Pharmaceutical Co. Ltd.	185,984	5,456,810
TDK Corp.	45,900	1,445,604
TechnoPro Holdings, Inc.	13,100	304,428
Teijin Ltd.	21,500	227,813
Terumo Corp.	89,400	3,052,438
THK Co. Ltd.	13,600	288,531
TIS, Inc.	26,000	737,207
Tobu Railway Co. Ltd.	24,300	577,001
Toda Corp.	32,800	175,934
Toho Co. Ltd.	15,900	631,401
Toho Gas Co. Ltd.	12,100	291,293
Tohoku Electric Power Co., Inc.	61,400	339,945
Tokai Carbon Co. Ltd.	23,400	189,181
Tokio Marine Holdings, Inc.	79,700	4,665,633
Tokyo Century Corp.	5,600	198,045
Tokyo Electric Power Co., Inc. (a)	97,300	382,911
Tokyo Electron Ltd.	18,500	6,367,581
Tokyo Gas Co. Ltd.	48,000	942,764
Tokyo Ohka Kogyo Co. Ltd.	5,300	274,805
Tokyo Seimitsu Co. Ltd.	4,300	149,391
Tokyo Tatemono Co. Ltd.	23,100	340,200
Tokyu Corp.	65,200	799,456
Tokyu Fudosan Holdings Corp.	67,400	365,237
Toppan, Inc.	41,500	706,142
Toray Industries, Inc.	189,000	1,035,217
Toshiba Corp.	51,000	2,068,944
Tosoh Corp.	36,900	480,999
Toto Ltd.	19,500	664,206
Toyo Suisan Kaisha Ltd.	12,100	514,104
Toyo Tire Corp.	13,800	185,473
Toyota Industries Corp.	24,400	1,485,703
Toyota Motor Corp.	1,510,100	24,510,491
Toyota Tsusho Corp.	28,100	959,037
Trend Micro, Inc.	16,500	958,884
Tsumura & Co.	7,500	175,971
Tsuruha Holdings, Inc.	4,600	262,078
Ube Corp.	11,100	173,798
Ulvac, Inc.	5,100	192,586
Unicharm Corp.	52,600	1,905,290
United Urban Investment Corp.	359	391,348
USS Co. Ltd.	26,200	514,110
Welcia Holdings Co. Ltd.	12,700	283,653
West Japan Railway Co.	29,100	1,068,864
Yakult Honsha Co. Ltd.	18,900	1,151,001
Yamada Holdings Co. Ltd.	87,900	317,353
Yamaha Corp.	19,500	831,754
Yamaha Motor Co. Ltd.	36,100	697,349
Yamato Holdings Co. Ltd.	40,000	699,960
Yamazaki Baking Co. Ltd.	21,400	258,374
Yaskawa Electric Corp.	30,800	1,078,737
Yokogawa Electric Corp.	28,600	507,172
Yokohama Rubber Co. Ltd.	14,600	213,852
Z Holdings Corp.	302,600	1,069,461
Zenkoku Hosho Co. Ltd.	5,800	197,322
Zensho Holdings Co. Ltd.	11,100	293,873
Zeon Corp.	22,400	227,454
ZOZO, Inc.	13,100	282,982
TOTAL JAPAN		463,092,862
Korea (South) - 3.4%
AfreecaTV Co. Ltd.	925	62,051
Alteogen, Inc. (a)	3,759	188,841
AMOREPACIFIC Corp.	3,470	344,040
AMOREPACIFIC Group, Inc.	3,556	100,812
BGF Retail Co. Ltd.	942	130,742
BNK Financial Group, Inc.	31,643	164,953
Bukwang Pharmaceutical Co. Ltd.	5,114	36,907
Celltrion Healthcare Co. Ltd.	10,895	606,127
Celltrion Pharm, Inc.	1,858	120,878
Celltrion, Inc.	12,169	1,774,942
CHA Biotech Co. Ltd. (a)	6,023	75,513
Cheil Worldwide, Inc.	8,224	143,872
Chong Kun Dang Pharmaceutical Corp.	897	62,025
Chunbo Co. Ltd.	504	91,620
CJ CheilJedang Corp.	989	296,983
CJ Corp.	1,661	101,684
CJ ENM Co. Ltd.	1,117	87,289
CJ Logistics Corp. (a)	907	81,096
Com2uS Corp.	1,025	60,630
Cosmax, Inc.	979	52,029
Coway Co. Ltd.	6,553	322,059
CS Wind Corp.	2,502	107,015
Daeduck Electronics Co. Ltd.	4,174	91,524
Daejoo Electronic Materials Co. Ltd.	1,573	90,514
Daewoo Engineering & Construction Co. Ltd. (a)	20,906	84,377
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	3,821	58,431
Daewoong Co. Ltd.	2,965	64,293
DB HiTek Co. Ltd.	4,411	152,998
Db Insurance Co. Ltd.	5,983	277,408
DGB Financial Group Co. Ltd.	23,590	139,950
DL E&C Co. Ltd.	3,186	99,350
DL Holdings Co. Ltd.	1,180	58,913
Dong Suh Companies, Inc.	6,898	134,009
Dongjin Semichem Co. Ltd.	4,032	110,372
DongKook Pharmaceutical Co. Ltd.	3,481	51,457
Dongkuk Steel Mill Co. Ltd.	7,689	78,564
Doosan Bobcat, Inc.	5,402	129,269
Doosan Co. Ltd.	1,402	75,492
Doosan Fuel Cell Co. Ltd. (a)	4,301	109,107
Doosan Heavy Industries & Construction Co. Ltd. (a)	47,743	690,061
Douzone Bizon Co. Ltd.	2,116	52,337
E-Mart, Inc.	2,152	186,845
Ecopro BM Co. Ltd.	5,876	541,336
Ecopro Co. Ltd.	2,461	169,370
Ecopro HN Co. Ltd.	1,384	48,100
EO Technics Co. Ltd.	1,095	67,845
ESR Kendall Square Co. Ltd. (REIT)	17,598	69,996
F&F Co. Ltd.	2,125	244,365
Fila Holdings Corp.	6,659	155,573
Foosung Co. Ltd.	6,152	87,711
GemVax & Kael Co. Ltd. (a)	3,562	37,822
GeneOne Life Science, Inc.	8,499	86,980
Genexine Co. Ltd. (a)	2,374	58,558
Green Cross Corp.	736	97,766
Green Cross Holdings Corp.	3,715	58,806
GS Engineering & Construction Corp.	9,228	211,352
GS Holdings Corp.	10,674	340,869
GS Retail Co. Ltd.	3,686	69,525
Hana Financial Group, Inc.	35,722	1,019,836
HanAll BioPharma Co. Ltd. (a)	4,391	55,243
Hanjin Kal Corp. (a)	2,444	112,439
Hankook Tire Co. Ltd.	9,248	246,971
Hanmi Pharm Co. Ltd.	763	181,163
Hanmi Science Co. Ltd.	3,876	121,843
Hanmi Semiconductor Co. Ltd.	6,639	69,107
Hanon Systems	20,525	167,842
Hansol Chemical Co. Ltd.	1,281	216,092
Hanssem Co. Ltd.	1,259	55,553
Hanwha Aerospace Co. Ltd.	3,822	189,669
Hanwha Corp.	6,192	131,157
Hanwha Life Insurance Co. Ltd. (a)	28,247	50,012
Hanwha Solutions Corp. (a)	14,371	483,712
Hanwha Systems Co. Ltd.	7,082	79,388
HD Hyundai Co. Ltd.	6,201	270,893
HDC Hyundai Development Co.	4,365	41,454
Helixmith Co., Ltd.	5,116	71,591
Hite Jinro Co. Ltd.	4,931	114,523
HLB Life Science Co. Ltd. (a)	8,189	80,363
HLB, Inc. (a)	11,352	366,699
HMM Co. Ltd.	43,533	832,721
Hotel Shilla Co.	4,099	226,189
HUGEL, Inc. (a)	785	80,984
HYBE Co. Ltd. (a)	2,241	303,171
Hyosung Advanced Materials Co.	303	91,718
Hyosung Corp.	898	52,894
Hyosung TNC Co. Ltd.	344	91,207
Hyundai Bioscience Co. Ltd. (a)	4,540	99,663
Hyundai Department Store Co. Ltd.	1,691	86,533
Hyundai Doosan Infracore Co. Lt (a)	13,373	57,294
Hyundai Elevator Co. Ltd.	2,209	47,750
Hyundai Engineering & Construction Co. Ltd.	8,362	270,885
Hyundai Fire & Marine Insurance Co. Ltd.	7,642	192,321
Hyundai Glovis Co. Ltd.	2,586	361,593
Hyundai Heavy Industries Co. Ltd. (a)	2,079	200,443
Hyundai Mipo Dockyard Co. Ltd. (a)	2,607	180,238
Hyundai Mobis	7,647	1,340,890
Hyundai Motor Co.	16,771	2,526,506
Hyundai Rotem Co. Ltd. (a)	7,995	163,192
Hyundai Steel Co.	9,912	259,751
Hyundai Wia Corp.	2,382	124,894
IlDong Pharmaceutical Co. Ltd. (a)	1,623	50,197
Iljin Materials Co. Ltd.	2,500	141,562
Industrial Bank of Korea	34,013	245,242
IS Dongseo Co. Ltd.	1,814	56,153
JB Financial Group Co. Ltd.	12,995	74,425
Jusung Engineering Co. Ltd.	4,236	55,387
JYP Entertainment Corp.	3,286	140,406
Kakao Corp.	37,088	2,133,680
Kakao Games Corp. (a)	4,959	193,665
Kangwon Land, Inc. (a)	14,150	281,782
KB Financial Group, Inc.	45,556	1,687,975
KCC Corp.	541	121,188
KEPCO E&C	1,496	75,495
Kia Corp.	31,630	1,972,861
Kiwoom Securities Co. Ltd.	1,589	103,084
KMW Co. Ltd. (a)	3,360	82,059
Koh Young Technology, Inc.	5,425	58,841
Kolon Industries, Inc.	1,827	76,842
Korea Aerospace Industries Ltd.	8,794	385,307
Korea Electric Power Corp. (a)	30,420	521,960
Korea Gas Corp.	2,871	81,995
Korea Investment Holdings Co. Ltd.	4,968	240,831
Korea Petro Chemical Industries Co. Ltd.	536	52,359
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	5,177	337,039
Korea Zinc Co. Ltd.	1,424	521,552
Korean Air Lines Co. Ltd. (a)	20,349	396,115
KT&G Corp.	13,449	844,506
Kumho Petro Chemical Co. Ltd.	1,923	191,378
L&F Co. Ltd. (a)	2,794	492,563
Leeno Industrial, Inc.	1,102	111,573
LegoChem Biosciences, Inc. (a)	2,215	74,658
LG Chemical Ltd.	5,486	2,545,568
LG Corp.	13,876	862,840
LG Display Co. Ltd.	25,817	304,075
LG Electronics, Inc.	12,169	884,314
LG Household & Health Care Ltd.	938	561,656
LG Innotek Co. Ltd.	1,671	466,761
LG Uplus Corp.	24,847	238,532
Lotte Chemical Corp.	1,936	262,421
Lotte Confectionery Co. Ltd.	4,679	134,166
Lotte Fine Chemical Co. Ltd.	1,855	93,747
Lotte Shopping Co. Ltd.	1,134	83,115
LS Corp.	3,145	142,191
LS Electric Co. Ltd.	2,064	91,919
LX Holdings Corp. (a)	5,310	35,618
LX International Corp.	3,292	83,102
Lx Semicon Co. Ltd.	1,275	97,738
Mando Corp.	4,575	201,488
Mcnex Co. Ltd.	1,864	47,716
Meritz Financial Holdings Co.	4,366	87,860
Meritz Fire & Marine Insurance Co. Ltd.	6,044	160,067
Meritz Securities Co. Ltd.	33,033	122,830
Mezzion Pharma Co. Ltd.	2,295	33,922
Mirae Asset Securities Co. Ltd.	29,893	151,344
NAVER Corp.	17,333	3,454,340
NCSOFT Corp.	1,831	524,058
NEPES Corp. Ltd. (a)	2,317	36,194
Netmarble Corp. (b)	3,202	177,411
NH Investment & Securities Co. Ltd.	20,817	158,988
NHN Corp.	1,900	39,897
NHN KCP Corp.	2,652	27,242
NongShim Co. Ltd.	464	99,494
Oci Co. Ltd.	2,309	217,739
Orion Corp./Republic of Korea	2,986	230,300
Oscotec, Inc. (a)	3,040	66,279
Ottogi Corp.	231	79,595
Pan Ocean Co., Ltd. (Korea)	26,134	113,334
Paradise Co. Ltd. (a)	7,399	77,182
Pearl Abyss Corp. (a)	4,446	182,481
People & Technology, Inc.	2,248	79,250
Pharmicell Co. Ltd. (a)	6,877	60,863
POSCO	8,993	1,673,229
POSCO Chemtech Co. Ltd.	3,826	386,853
Posco International Corp.	4,636	73,266
S-Oil Corp.	4,836	343,398
S.M. Entertainment Co. Ltd.	2,239	119,152
S1 Corp.	1,857	90,793
Samsung Biologics Co. Ltd. (a)(b)	2,093	1,388,862
Samsung C&T Corp.	10,345	956,771
Samsung Electro-Mechanics Co. Ltd.	6,598	723,849
Samsung Electronics Co. Ltd.	602,615	28,418,127
Samsung Engineering Co. Ltd. (a)	19,188	289,351
Samsung Fire & Marine Insurance Co. Ltd.	3,839	581,046
Samsung Heavy Industries Co. Ltd. (a)	89,220	385,340
Samsung Life Insurance Co. Ltd.	11,316	527,008
Samsung SDI Co. Ltd.	6,502	2,847,256
Samsung SDS Co. Ltd.	4,551	475,557
Samsung Securities Co. Ltd.	6,739	181,091
SD Biosensor, Inc.	3,535	109,564
Seegene, Inc.	5,148	157,306
Seoul Semiconductor Co. Ltd.	4,340	37,749
Shin Poong Pharmaceutical Co. (a)	3,868	84,396
Shinhan Financial Group Co. Ltd.	61,100	1,676,348
Shinsegae Co. Ltd.	790	132,654
SillaJen, Inc. (a)(d)	4,518	41,924
SIMMTECH Co. Ltd.	2,425	75,691
SK Biopharmaceuticals Co. Ltd. (a)	3,478	208,318
SK Bioscience Co. Ltd. (a)	2,833	265,653
SK Chemicals Co. Ltd.	1,309	105,724
SK Hynix, Inc.	63,392	4,774,300
SK IE Technology Co. Ltd. (a)(b)	2,492	157,164
SK Innovation Co., Ltd.	6,153	888,070
SK, Inc.	4,526	764,834
SKC Co. Ltd.	2,296	240,425
SOLUM Co. Ltd. (a)	4,821	79,481
Solus Advanced Materials Co. Lt	1,728	55,611
Soulbrain Co. Ltd.	487	87,264
ST Pharm Co. Ltd.	1,103	76,627
Studio Dragon Corp. (a)	1,551	91,046
Taihan Electric Wire Co. Ltd. (a)	88,814	120,282
Vaxcell-Bio Therapeutics Co. Ltd. (a)	1,087	52,685
WeMade Entertainment Co. Ltd.	2,139	97,673
WONIK IPS Co. Ltd.	3,547	86,140
Woori Financial Group, Inc.	65,097	595,139
Wysiwyg Studios Co. Ltd. (a)	3,003	52,931
YG Entertainment, Inc.	1,658	70,303
Youngone Corp.	2,607	80,823
Yuhan Corp.	5,666	251,306
Zinus, Inc.	1,024	37,301
TOTAL KOREA (SOUTH)		97,945,738
Kuwait - 0.2%
Agility Public Warehousing Co. KSC	183,135	531,095
Boubyan Bank KSC	132,707	358,445
Gulf Bank	221,201	259,048
Kuwait Finance House KSCP	639,565	1,842,231
Mabanee Co. SAKC	62,210	165,190
Mobile Telecommunication Co.	255,930	505,098
National Bank of Kuwait	885,508	3,079,274
National Industries Group Holding SAK	218,383	195,907
Warba Bank KSCP (a)	121,687	100,430
TOTAL KUWAIT		7,036,718
Luxembourg - 0.3%
Allegro.eu SA (a)(b)	48,619	262,521
Aperam SA	5,212	168,970
ArcelorMittal SA (Netherlands)	71,780	1,754,470
Aroundtown SA	117,850	376,402
B&M European Value Retail SA	98,348	508,176
Eurofins Scientific SA	15,181	1,179,507
Globant SA (a)	4,922	980,659
InPost SA (a)	22,260	146,333
Millicom International Cellular SA:
unit (a)	7,924	125,437
(depository receipt) (a)	20,914	327,740
NEPI Rockcastle PLC	57,196	315,301
SES SA (France) (depositary receipt)	43,726	329,188
Spotify Technology SA (a)	16,422	1,856,014
Subsea 7 SA	29,032	260,790
Tenaris SA	53,773	752,502
Ternium SA sponsored ADR	5,543	196,388
TOTAL LUXEMBOURG		9,540,398
Malaysia - 0.5%
AMMB Holdings Bhd	254,800	223,565
Axiata Group Bhd	555,828	358,443
Bursa Malaysia Bhd	59,200	86,886
CIMB Group Holdings Bhd	828,311	970,420
Dialog Group Bhd	511,400	254,251
DiGi.com Bhd	400,100	326,736
Gamuda Bhd	288,892	243,722
Genting Bhd	247,200	263,140
Genting Malaysia Bhd	335,900	220,845
Hap Seng Consolidated Bhd	75,800	128,758
Hartalega Holdings Bhd	184,300	114,034
Hong Leong Bank Bhd	91,400	431,270
IHH Healthcare Bhd	366,500	526,981
Inari Amertron Bhd	388,100	250,755
IOI Corp. Bhd	380,500	344,582
Kuala Lumpur Kepong Bhd	65,620	323,207
Malayan Banking Bhd	809,836	1,612,963
Malaysia Airports Holdings Bhd (a)	122,700	172,386
Malaysian Pacific Industries Bhd	10,100	73,794
Maxis Bhd	259,800	214,436
MISC Bhd	155,300	251,854
MR DIY Group M Sdn Bhd (b)	283,500	141,642
My E.G.Services Bhd	549,618	95,938
Nestle (Malaysia) Bhd	6,800	205,909
Petronas Chemicals Group Bhd	286,100	571,527
Petronas Dagangan Bhd	40,300	203,011
Petronas Gas Bhd	117,600	453,234
PPB Group Bhd	89,900	330,500
Press Metal Bhd	430,100	470,691
Public Bank Bhd	1,780,200	1,857,293
RHB Bank Bhd	245,045	324,081
Sime Darby Bhd	274,300	144,522
Sime Darby Plantation Bhd	315,567	309,232
Telekom Malaysia Bhd	200,200	255,876
Tenaga Nasional Bhd	323,000	599,555
Top Glove Corp. Bhd	545,100	118,316
V.S. Industry Bhd warrants 6/14/24 (a)	38,200	1,553
Westports Holdings Bhd	109,200	85,953
TOTAL MALAYSIA		13,561,861
Malta - 0.0%
Kindred Group PLC (depositary receipt)	28,542	250,531
Marshall Islands - 0.0%
Danaos Corp. (c)	1,363	99,676
Star Bulk Carriers Corp. (c)	8,337	216,970
TOTAL MARSHALL ISLANDS		316,646
Mexico - 0.5%
Alfa SA de CV Series A	359,200	246,861
America Movil S.A.B. de CV Series L	2,611,100	2,484,871
Arca Continental S.A.B. de CV	51,400	356,047
Banco del Bajio SA (b)	86,600	203,655
CEMEX S.A.B. de CV unit (a)	1,730,900	698,796
Coca-Cola FEMSA S.A.B. de CV unit	64,050	387,778
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	85,615	83,870
Fibra Uno Administracion SA de CV	341,700	348,815
Fomento Economico Mexicano S.A.B. de CV unit	216,500	1,349,096
Gruma S.A.B. de CV Series B	24,310	302,290
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	41,200	558,617
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	23,840	449,072
Grupo Aeroportuario Norte S.A.B. de CV	34,600	210,752
Grupo Bimbo S.A.B. de CV Series A	173,900	614,542
Grupo Elektra SA de CV	6,935	407,343
Grupo Financiero Banorte S.A.B. de CV Series O	288,800	1,643,222
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	232,400	427,966
Grupo Mexico SA de CV Series B	366,200	1,447,878
Grupo Televisa SA de CV	288,900	455,483
Industrias Penoles SA de CV	14,590	146,777
Kimberly-Clark de Mexico SA de CV Series A	162,400	239,153
Orbia Advance Corp. S.A.B. de CV	110,300	243,265
Promotora y Operadora de Infraestructura S.A.B. de CV	24,525	176,898
Wal-Mart de Mexico SA de CV Series V	594,800	2,154,474
TOTAL MEXICO		15,637,521
Multi-National - 0.1%
HKT Trust/HKT Ltd. unit	422,000	591,345
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	13,575	765,724
TOTAL MULTI-NATIONAL		1,357,069
Netherlands - 3.4%
Adyen BV (a)(b)	3,636	6,540,341
Airbus Group NV	71,976	7,760,576
Akzo Nobel NV	21,471	1,445,010
Argenx SE ADR (a)	6,292	2,291,609
ASM International NV (Netherlands)	4,543	1,384,130
ASML Holding NV (Netherlands)	47,656	27,390,686
CNH Industrial NV	117,081	1,492,791
Davide Campari Milano NV	62,136	687,136
Euronext NV (b)	11,606	942,785
EXOR NV	13,379	934,755
Ferrari NV (Italy)	15,000	3,161,201
Heineken Holding NV	11,640	916,043
Heineken NV (Bearer)	27,561	2,707,014
IMCD NV	6,706	1,067,833
ING Groep NV (Certificaten Van Aandelen)	457,915	4,448,111
Koninklijke Ahold Delhaize NV	122,501	3,373,522
Koninklijke DSM NV	20,487	3,264,349
Koninklijke KPN NV	402,855	1,326,208
Koninklijke Philips Electronics NV	104,087	2,154,211
NN Group NV	36,647	1,710,947
Prosus NV	102,303	6,673,737
QIAGEN NV (Germany) (a)	26,758	1,336,224
Randstad NV	14,782	744,066
RHI Magnesita NV	4,455	122,178
Stellantis NV (Italy)	261,230	3,717,036
STMicroelectronics NV (Italy)	77,105	2,918,286
Universal Music Group NV	155,407	3,517,874
Wolters Kluwer NV	30,652	3,320,755
Yandex NV Series A (a)(d)	37,320	128,002
TOTAL NETHERLANDS		97,477,416
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	141,415	664,042
Chorus Ltd.	49,139	247,312
Contact Energy Ltd.	92,446	445,973
Fisher & Paykel Healthcare Corp.	66,193	885,175
Fletcher Building Ltd.	97,165	316,131
Infratil Ltd.	85,480	451,354
Mercury Nz Ltd.	75,807	289,956
Meridian Energy Ltd.	144,264	452,736
Ryman Healthcare Ltd.	48,270	282,340
Spark New Zealand Ltd.	230,332	740,650
Summerset Group Holdings Ltd.	24,731	166,718
The a2 Milk Co. Ltd. (a)	90,356	283,917
Xero Ltd. (a)	15,396	1,014,268
TOTAL NEW ZEALAND		6,240,572
Norway - 0.6%
Adevinta ASA Class B (a)	46,567	350,273
Aker ASA (A Shares)	2,622	202,650
Aker BP ASA	323	11,159
Aker BP ASA SDR (a)	21,405	739,478
Borregaard ASA	11,239	201,172
DNB Bank ASA	105,928	2,089,511
Entra ASA (b)	20,592	287,198
Equinor ASA	126,088	4,854,881
Gjensidige Forsikring ASA	21,700	452,182
Kongsberg Gruppen ASA	10,677	392,167
Leroy Seafood Group ASA	31,760	248,097
Mowi ASA	52,122	1,198,281
NEL ASA (a)	93,567	160,026
Nordic VLSI ASA (a)	20,443	355,343
Norsk Hydro ASA	162,673	1,102,148
Orkla ASA	90,525	781,437
Salmar ASA	6,429	458,639
Scatec Solar AS (b)	13,270	157,344
Schibsted ASA:
(A Shares)	8,552	160,066
(B Shares)	11,809	211,619
Sparebank 1 Sr Bank ASA (primary capital certificate)	19,824	233,619
Sparebanken Midt-Norge	14,197	181,849
Storebrand ASA (A Shares)	56,415	470,577
Telenor ASA	76,564	929,805
TGS ASA	13,843	204,957
Tomra Systems ASA	27,244	633,244
Veidekke ASA	11,809	121,571
Yara International ASA	18,402	782,529
TOTAL NORWAY		17,971,822
Pakistan - 0.0%
Lucky Cement Ltd. (a)	15,550	26,801
TRG Pakistan Ltd. (a)	46,000	17,651
TOTAL PAKISTAN		44,452
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	28,982	157,662
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	273,430	281,775
AC Energy Corp.	1,279,770	193,802
Ayala Corp.	29,690	332,991
Ayala Land, Inc.	687,300	314,116
Bank of the Philippine Islands (BPI)	215,340	361,962
BDO Unibank, Inc.	204,750	442,605
Converge ICT Solutions, Inc. (a)	220,000	75,695
Globe Telecom, Inc.	3,285	122,400
International Container Terminal Services, Inc.	97,010	340,343
JG Summit Holdings, Inc.	357,805	332,843
Jollibee Food Corp.	55,130	200,458
Manila Electric Co.	30,840	189,561
Metro Pacific Investments Corp.	1,251,000	83,419
Metropolitan Bank & Trust Co.	220,914	194,052
Monde Nissin Corp. (a)(b)	664,800	171,156
PLDT, Inc.	10,125	304,257
SM Investments Corp.	56,930	798,317
SM Prime Holdings, Inc.	1,324,700	876,705
Universal Robina Corp.	105,690	211,954
TOTAL PHILIPPINES		5,828,411
Poland - 0.2%
Asseco Poland SA	8,818	137,315
Bank Polska Kasa Opieki SA	20,140	317,966
CD Projekt RED SA	8,680	170,006
Cyfrowy Polsat SA	29,869	128,714
Dino Polska SA (a)(b)	5,530	431,165
KGHM Polska Miedz SA (Bearer)	16,084	400,496
Kruk SA	2,000	114,397
LPP SA	119	253,708
Orange Polska SA	82,276	106,614
PGE Polska Grupa Energetyczna SA (a)	98,991	220,763
Polish Oil & Gas Co. SA	191,100	285,135
Polski Koncern Naftowy Orlen SA	34,346	559,433
Powszechna Kasa Oszczednosci Bank SA	101,600	573,904
Powszechny Zaklad Ubezpieczen SA	67,326	439,692
Santander Bank Polska SA	3,607	182,664
TOTAL POLAND		4,321,972
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.)	883,164	130,431
Energias de Portugal SA	343,191	1,732,396
Galp Energia SGPS SA Class B	53,649	566,297
Jeronimo Martins SGPS SA	32,441	749,996
REN - Redes Energeticas Nacionais SGPS SA	39,599	111,906
TOTAL PORTUGAL		3,291,026
Qatar - 0.3%
Barwa Real Estate Co. (a)	225,356	222,772
Industries Qatar QSC (a)	232,750	1,086,497
Masraf al Rayan	804,366	971,843
Mesaieed Petrochemical Holding Co. (a)	497,812	371,813
Ooredoo QSC	87,381	223,122
Qatar Aluminum Manufacturing Co. (a)	301,418	140,042
Qatar Electricity & Water Co. (a)	60,652	308,277
Qatar Fuel Co. (a)	60,179	294,306
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	337,132	377,703
Qatar International Islamic Bank QSC (a)	93,461	302,832
Qatar Islamic Bank (a)	193,366	1,365,124
Qatar National Bank SAQ (a)	522,162	2,883,415
The Commercial Bank of Qatar (a)	373,644	748,571
TOTAL QATAR		9,296,317
Russia - 0.0%
Alrosa Co. Ltd. (d)	280,800	69,688
Gazprom OAO (d)	1,373,390	214,384
LUKOIL PJSC (d)	41,065	18,961
Magnit OJSC (d)	8,984	275
MMC Norilsk Nickel PJSC (d)	6,814	67,602
Mobile TeleSystems OJSC sponsored ADR (d)	50,085	49,884
Novatek PJSC (d)	110,726	4,614
Polyus PJSC (d)	3,653	12,815
Sberbank of Russia (a)(d)	1,236,820	11,344
Severstal PAO (d)	21,400	713
Surgutneftegas OJSC (d)	1,002,400	18,298
Tatneft PAO (d)	175,192	32,506
TOTAL RUSSIA		501,084
Saudi Arabia - 1.1%
Abdullah Al Othaim Markets Co.	4,578	141,387
ACWA Power Co.	15,131	704,180
Advanced Polypropylene Co.	14,954	194,888
Al Rajhi Bank	230,033	5,487,475
Alinma Bank	115,235	1,167,383
Almarai Co. Ltd.	30,369	422,061
Arabian Internet and Communications Services Co. Ltd.	2,977	187,053
Bank Al-Jazira	46,775	326,279
Bank Albilad	56,695	748,688
Banque Saudi Fransi	70,186	953,005
Bupa Arabia for Cooperative Insurance Co.	2,191	93,917
Dar Al Arkan Real Estate Development Co. (a)	64,624	216,446
Dr Sulaiman Al Habib Medical Services Group Co.	9,824	538,803
Emaar The Economic City (a)	64,031	172,522
Etihad Etisalat Co.	43,794	440,738
Jarir Marketing Co.	6,887	298,877
Mobile Telecommunications Co. Saudi Arabia (a)	58,904	183,801
Mouwasat Medical Services Co.	5,688	372,234
National Industrialization Co. (a)	42,531	185,479
Qassim Cement Co.	5,213	109,090
Riyad Bank	159,139	1,546,479
Sabic Agriculture-Nutrients Co.	23,558	834,189
Sahara International Petrochemical Co.	42,652	534,286
Saudi Airlines Catering Co. (a)	3,919	82,428
Saudi Arabian Mining Co.	95,304	1,426,008
Saudi Basic Industries Corp.	105,678	2,785,442
Saudi Cement Co.	7,713	109,863
Saudi Electricity Co.	92,365	605,930
Saudi Ground Services Co. (a)	10,121	74,910
Saudi Industrial Investment Group	43,453	320,460
Saudi Kayan Petrochemical Co. (a)	85,869	342,927
Saudi Research & Marketing Group (a)	3,675	189,425
Saudi Telecom Co.	70,967	1,896,988
The Co. for Cooperative Insurance (a)	6,497	107,937
The Saudi British Bank	43,559	487,081
The Saudi National Bank	257,498	4,805,807
The Savola Group	32,260	284,723
United Electronics Co.	3,794	120,002
Yamama Cement Co. (a)	10,392	81,205
Yanbu Cement Co.	8,032	78,909
Yanbu National Petrochemical Co.	33,570	442,416
TOTAL SAUDI ARABIA		30,101,721
Singapore - 0.9%
Ascendas Real Estate Investment Trust	397,297	855,166
CapitaLand Investment Ltd.	292,273	831,613
CapitaMall Trust	600,138	948,051
CDL Hospitality Trusts unit	106,356	101,818
City Developments Ltd.	57,700	324,172
ComfortDelgro Corp. Ltd.	264,900	272,543
DBS Group Holdings Ltd.	210,457	4,802,281
Flex Ltd. (a)	54,614	917,515
Frasers Centrepoint Trust	145,500	245,878
Frasers Logistics & Industrial Trust	366,900	383,006
Genting Singapore Ltd.	621,500	362,980
Kenon Holdings Ltd.	2,594	110,654
Keppel Corp. Ltd.	168,800	843,356
Keppel DC (REIT)	164,500	246,645
Mapletree Commercial Trust	251,318	346,184
Mapletree Industrial (REIT)	222,920	437,870
Mapletree Logistics Trust (REIT)	380,792	486,002
Oversea-Chinese Banking Corp. Ltd.	466,422	3,952,787
SATS Ltd. (a)	78,400	226,015
Singapore Airlines Ltd. (a)	153,150	605,885
Singapore Exchange Ltd.	96,200	689,619
Singapore Technologies Engineering Ltd.	180,600	526,587
Singapore Telecommunications Ltd.	839,900	1,588,314
Suntec (REIT)	257,700	300,991
United Overseas Bank Ltd.	179,800	3,587,251
UOL Group Ltd.	55,700	300,941
Venture Corp. Ltd.	33,400	425,524
Wilmar International Ltd.	371,900	1,083,682
Yangzijiang Financial Holding Ltd. (a)	314,500	90,378
Yangzijiang Shipbuilding Holdings Ltd.	314,500	212,038
TOTAL SINGAPORE		26,105,746
South Africa - 1.0%
Absa Group Ltd.	92,434	945,585
Anglo American Platinum Ltd.	7,135	545,703
AngloGold Ashanti Ltd.	49,389	727,951
Aspen Pharmacare Holdings Ltd.	42,826	374,148
Bid Corp. Ltd.	40,095	738,211
Bidvest Group Ltd./The	39,621	509,638
Capitec Bank Holdings Ltd.	11,324	1,357,265
Clicks Group Ltd.	28,232	475,307
Discovery Ltd. (a)	57,966	447,440
Exxaro Resources Ltd.	28,644	347,950
FirstRand Ltd.	660,445	2,604,824
Foschini Group Ltd./The	38,230	279,111
Gold Fields Ltd.	104,744	968,767
Growthpoint Properties Ltd.	409,344	333,731
Harmony Gold Mining Co. Ltd.	60,699	193,898
Impala Platinum Holdings Ltd.	100,471	1,113,974
Investec Ltd.	35,236	188,116
Kumba Iron Ore Ltd.	6,088	180,424
Life Healthcare Group Holdings Ltd.	182,235	215,458
Momentum Metropolitan Holdings	161,425	142,194
Mr Price Group Ltd.	31,073	336,774
MTN Group Ltd.	202,480	1,694,521
MultiChoice Group Ltd.	53,360	382,124
Naspers Ltd. Class N	25,471	3,598,708
Nedbank Group Ltd.	53,247	694,902
Ninety One Ltd.	33,387	81,559
Northam Platinum Holdings Ltd. (a)	27,334	290,148
Old Mutual Ltd.	538,391	367,350
Rand Merchant Insurance Holdings Ltd.	93,048	155,304
Remgro Ltd.	60,812	499,998
Sanlam Ltd.	218,170	715,550
Sappi Ltd. (a)	64,346	212,938
Sasol Ltd. (a)	68,002	1,428,503
Shoprite Holdings Ltd.	59,907	808,276
Sibanye-Stillwater Ltd.	315,672	775,461
Spar Group Ltd./The	20,819	168,180
Standard Bank Group Ltd.	161,213	1,551,893
Tiger Brands Ltd.	21,326	211,014
Vodacom Group Ltd.	82,004	680,554
Woolworths Holdings Ltd.	123,467	392,762
TOTAL SOUTH AFRICA		27,736,214
Spain - 1.5%
Acciona SA	2,800	574,065
ACS Actividades de Construccion y Servicios SA	29,845	714,077
Aena SME SA (a)(b)	8,645	1,093,504
Amadeus IT Holding SA Class A (a)	52,874	3,083,095
Banco Bilbao Vizcaya Argentaria SA	784,157	3,553,545
Banco de Sabadell SA	643,578	410,842
Banco Santander SA (Spain)	2,035,243	5,091,918
Bankinter SA	76,181	374,043
CaixaBank SA	508,366	1,526,489
Cellnex Telecom SA (b)	67,044	2,998,820
EDP Renovaveis SA	28,100	726,606
Enagas SA	29,358	578,503
Endesa SA	37,310	682,956
Ferrovial SA	58,105	1,548,793
Grifols SA (a)	36,305	527,641
Grifols SA ADR (a)	28,908	256,703
Iberdrola SA (a)	19,064	203,222
Iberdrola SA	668,262	7,136,023
Industria de Diseno Textil SA	131,250	3,187,664
International Consolidated Airlines Group SA CDI (a)(c)	304,314	442,529
Naturgy Energy Group SA	38,542	1,127,395
Red Electrica Corporacion SA	50,697	996,400
Repsol SA	165,049	2,056,223
Siemens Gamesa Renewable Energy SA (a)	26,656	490,451
Telefonica SA	629,296	2,808,986
TOTAL SPAIN		42,190,493
Sweden - 2.3%
AAK AB	21,135	368,535
AddTech AB (B Shares)	30,247	514,921
AFRY AB (B Shares)	11,041	167,969
Alfa Laval AB	35,711	1,061,259
ASSA ABLOY AB (B Shares)	116,031	2,741,351
Atlas Copco AB:
(A Shares)	308,415	3,605,176
(B Shares)	178,740	1,842,945
Avanza Bank Holding AB	13,379	256,858
Axfood AB	12,937	410,432
Beijer Ref AB (B Shares)	29,198	461,723
Billerud AB (c)	27,137	348,619
Boliden AB	32,363	1,073,066
Bravida Holding AB (b)	22,367	225,602
Castellum AB	33,645	537,343
Dometic Group AB (b)	36,180	243,877
Electrolux AB (B Shares)	28,564	410,041
Elekta AB (B Shares)	38,786	278,924
Embracer Group AB (a)(c)	82,281	623,451
Epiroc AB:
(A Shares)	73,841	1,305,634
(B Shares)	45,826	724,444
EQT AB	32,837	884,081
Ericsson (B Shares)	339,002	2,578,534
Essity AB (B Shares)	70,717	1,795,378
Evolution AB (b)	21,259	2,046,782
Fabege AB	32,794	335,130
Fastighets AB Balder (a)	74,340	472,498
Getinge AB (B Shares)	25,063	563,056
H&M Hennes & Mauritz AB (B Shares)	87,808	1,123,463
Hexagon AB (B Shares)	243,776	2,870,351
HEXPOL AB (B Shares)	30,056	312,030
Holmen AB (B Shares)	10,983	449,492
Husqvarna AB (B Shares)	49,116	391,442
Industrivarden AB:
(A Shares)	20,049	520,648
(C Shares)	20,806	534,369
Indutrade AB	32,173	751,913
Investment AB Latour (B Shares)	15,288	378,657
Investor AB:
(A Shares)	69,945	1,432,323
(B Shares)	213,057	3,958,312
JM AB (B Shares)	6,591	121,738
Kinnevik AB (B Shares) (a)	27,422	490,980
L E Lundbergforetagen AB	7,229	341,667
Lifco AB	25,081	484,975
MIPS AB	2,959	157,236
Nibe Industrier AB (B Shares)	166,258	1,665,492
Nolato AB (B Shares)	20,793	124,813
Nordnet AB	18,460	246,958
Nyfosa AB	18,482	171,685
Orron Energy AB	22,509	27,687
Peab AB	21,745	147,860
Saab AB (B Shares)	9,652	348,195
Sagax AB	18,836	483,031
Samhallsbyggnadsbolaget I Norden AB (B Shares)	129,832	239,741
Sandvik AB	128,473	2,367,268
Sectra AB (B Shares)	14,757	269,954
Securitas AB (B Shares) (c)	36,895	371,956
Sinch AB (a)(b)(c)	77,961	195,090
Skandinaviska Enskilda Banken AB (A Shares)	188,482	2,033,718
Skanska AB (B Shares)	46,883	795,362
SKF AB (B Shares)	43,586	733,528
SSAB AB (B Shares)	75,346	343,580
Storskogen Group AB	112,670	149,677
Svenska Cellulosa AB SCA (B Shares)	71,284	1,037,112
Svenska Handelsbanken AB (A Shares)	180,081	1,619,273
Sweco AB (B Shares) (c)	25,140	279,548
Swedbank AB (A Shares)	109,023	1,509,986
Swedish Match Co. AB	179,233	1,876,305
Swedish Orphan Biovitrum AB (a)	22,885	501,514
Tele2 AB (B Shares)	65,167	743,551
Telia Co. AB	293,182	1,081,019
Thule Group AB (b)	10,695	308,572
Trelleborg AB (B Shares)	28,714	701,589
Viaplay Group AB (B Shares) (a)	8,798	259,727
Vitrolife AB	8,364	271,607
Volvo AB:
(A Shares)	21,150	392,730
(B Shares)	187,575	3,367,729
Volvo Car AB (c)	61,248	455,283
Wallenstam AB (B Shares)	52,192	266,039
Wihlborgs Fastigheter AB	31,344	265,564
TOTAL SWEDEN		65,849,968
Switzerland - 6.1%
ABB Ltd. (Reg.)	210,023	6,384,621
Adecco SA (Reg.)	19,503	687,032
Alcon, Inc. (Switzerland)	58,694	4,590,199
ams-OSRAM AG (a)	32,810	268,933
Baloise Holdings AG	5,445	865,502
Compagnie Financiere Richemont SA Series A	61,260	7,386,584
Credit Suisse Group AG	295,107	1,716,510
Geberit AG (Reg.)	4,206	2,204,521
Givaudan SA	934	3,252,834
Holcim AG	60,673	2,844,875
Julius Baer Group Ltd.	26,211	1,355,372
Kuehne & Nagel International AG	5,980	1,603,295
Lindt & Spruengli AG	13	1,496,875
Lindt & Spruengli AG (participation certificate)	123	1,356,831
Logitech International SA (Reg.)	19,973	1,114,635
Lonza Group AG	8,749	5,317,219
Nestle SA (Reg. S)	329,776	40,406,540
Novartis AG	282,235	24,252,359
Partners Group Holding AG	2,677	2,905,228
Roche Holding AG:
(Bearer)	3,131	1,273,649
(participation certificate)	82,362	27,344,556
Schindler Holding AG (participation certificate)	4,693	912,124
SGS SA (Reg.)	713	1,740,054
Sig Group AG	38,964	1,012,732
Sika AG	17,999	4,447,327
Sonova Holding AG	6,252	2,239,777
Straumann Holding AG	13,594	1,838,595
Swatch Group AG (Bearer)	3,450	918,448
Swiss Life Holding AG	3,692	1,950,242
Swiss Prime Site AG	8,794	799,623
Swiss Re Ltd.	33,928	2,545,851
Swisscom AG	2,975	1,605,878
Temenos Group AG	7,979	628,697
UBS Group AG	433,853	7,058,059
VAT Group AG (b)	3,248	937,701
Zurich Insurance Group Ltd.	17,568	7,668,930
TOTAL SWITZERLAND		174,932,208
Taiwan - 3.9%
Accton Technology Corp.	57,000	474,179
Acer, Inc.	394,000	297,974
Advantech Co. Ltd.	49,696	569,871
AP Memory Technology Corp.	17,000	114,941
ASE Technology Holding Co. Ltd.	406,000	1,179,281
Asia Cement Corp.	304,000	420,470
ASMedia Technology, Inc.	4,000	130,739
ASPEED Tech, Inc.	3,300	212,306
ASUSTeK Computer, Inc.	84,000	789,867
AUO Corp.	1,026,000	459,227
Capital Securities Corp.	214,000	81,530
Catcher Technology Co. Ltd.	91,000	518,062
Cathay Financial Holding Co. Ltd.	1,007,716	1,532,364
Chang Hwa Commercial Bank	676,393	401,448
Cheng Loong Corp.	111,000	100,252
Cheng Shin Rubber Industry Co. Ltd.	233,000	275,619
Chicony Electronics Co. Ltd.	80,000	211,467
China Airlines Ltd.	331,000	252,106
China Development Financial Ho	2,043,000	881,540
China Petrochemical Development Corp.	442,277	150,922
China Steel Corp.	1,475,000	1,368,889
Chipbond Technology Corp.	91,000	166,241
Chroma ATE, Inc.	44,000	253,217
Chung Hung Steel Co. Ltd.	97,000	81,902
Chunghwa Telecom Co. Ltd.	445,000	1,799,811
Compal Electronics, Inc.	508,000	386,696
Compeq Manufacturing Co. Ltd.	128,000	209,104
CTBC Financial Holding Co. Ltd.	2,302,000	1,762,847
Delta Electronics, Inc.	227,000	1,967,872
E Ink Holdings, Inc.	102,000	668,870
E.SUN Financial Holdings Co. Ltd.	1,688,196	1,551,134
ECLAT Textile Co. Ltd.	23,000	313,453
Elan Microelectronics Corp.	33,000	119,799
Elite Material Co. Ltd.	29,000	161,847
Elite Semiconductor Memory Technology, Inc.	31,000	85,090
eMemory Technology, Inc.	7,000	277,369
ENNOSTAR, Inc.	71,500	118,567
Eternal Materials Co. Ltd.	98,000	105,053
EVA Airways Corp.	285,619	326,662
Evergreen Marine Corp. (Taiwan)	301,643	966,163
Far Eastern International Bank	376,000	141,785
Far Eastern New Century Corp.	462,000	468,540
Far EasTone Telecommunications Co. Ltd.	189,000	474,982
Faraday Technology Corp.	24,000	126,192
Feng Tay Enterprise Co. Ltd.	61,480	343,306
First Financial Holding Co. Ltd.	1,225,703	1,103,582
FLEXium Interconnect, Inc.	33,000	99,981
Formosa Chemicals & Fibre Corp.	473,000	1,105,282
Formosa Petrochemical Corp.	203,000	572,210
Formosa Plastics Corp.	506,000	1,555,632
Formosa Taffeta Co. Ltd.	90,000	77,759
Foxconn Technology Co. Ltd.	115,000	189,142
Fubon Financial Holding Co. Ltd.	905,314	1,695,062
Genius Electronic Optical Co. Ltd.	11,000	145,646
Giant Manufacturing Co. Ltd.	37,000	301,749
Gigabyte Technology Co. Ltd.	63,000	194,034
Global Unichip Corp.	11,000	186,579
GlobalWafers Co. Ltd.	24,000	362,386
Great Wall Enterprise Co. Ltd.	84,740	138,209
HannStar Display Corp.	250,000	81,749
Highwealth Construction Corp.	141,200	213,541
HIWIN Technologies Corp.	32,210	232,086
HIWIN Technologies Corp. rights (a)	982	1,814
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,459,800	5,317,969
Hotai Motor Co. Ltd.	42,000	847,877
HTC Corp. (a)	83,000	181,599
Hua Nan Financial Holdings Co. Ltd.	1,172,878	904,428
IBF Financial Holdings Co. Ltd.	263,070	123,742
Innolux Corp.	1,227,000	423,576
International Games Systems Co. Ltd.	14,000	165,397
Inventec Corp.	384,000	304,004
ITEQ Corp.	23,000	54,606
King Yuan Electronics Co. Ltd.	125,000	164,365
Kings Town Bank Co. Ltd.	98,000	113,922
Kinsus Interconnect Technology Corp.	26,000	118,868
Largan Precision Co. Ltd.	11,000	769,078
Lien Hwa Industrial Corp.	123,874	247,789
Lite-On Technology Corp.	255,000	557,713
Lotes Co. Ltd.	8,135	190,220
Macronix International Co. Ltd.	206,340	225,507
Makalot Industrial Co. Ltd.	22,459	106,085
MediaTek, Inc.	187,000	4,294,583
Medigen Vaccine Biologics Corp. (a)	19,000	130,273
Mega Financial Holding Co. Ltd.	1,267,000	1,496,059
Merida Industry Co. Ltd.	26,000	200,108
Micro-Star International Co. Ltd.	81,000	319,635
MiTAC Holdings Corp.	121,000	113,904
momo.com, Inc.	7,440	203,280
Nan Ya Plastics Corp.	658,000	1,478,090
Nan Ya Printed Circuit Board Corp.	24,000	193,814
Nanya Technology Corp.	135,000	236,407
Nien Made Enterprise Co. Ltd.	21,000	201,073
Novatek Microelectronics Corp.	65,000	577,202
Oneness Biotech Co. Ltd. (a)	31,000	194,812
Pegatron Corp.	245,000	508,391
Phison Electronics Corp.	18,000	175,997
Pou Chen Corp.	317,000	283,711
Powerchip Semiconductor Manufacturing Corp.	302,000	356,820
Powertech Technology, Inc.	86,000	245,714
Poya International Co. Ltd.	7,221	90,333
President Chain Store Corp.	64,000	603,191
Primax Electronics Ltd.	46,000	107,326
Qisda Corp.	180,000	171,946
Quanta Computer, Inc.	330,000	933,824
Radiant Opto-Electronics Corp.	60,000	187,175
Realtek Semiconductor Corp.	57,000	653,368
Ruentex Development Co. Ltd.	163,080	298,660
Ruentex Industries Ltd.	57,580	118,858
Shin Kong Financial Holding Co. Ltd.	1,733,432	493,900
Simplo Technology Co. Ltd.	19,000	167,391
SINBON Electronics Co. Ltd.	24,000	222,173
Sino-American Silicon Products, Inc.	64,000	304,350
Sinopac Financial Holdings Co.	1,292,180	729,503
Standard Foods Corp.	38,000	54,189
Synnex Technology International Corp.	154,000	284,774
Ta Chen Stainless Pipe Co. Ltd.	234,959	274,570
Taichung Commercial Bank Co. Ltd.	342,938	152,206
Taishin Financial Holdings Co. Ltd.	1,295,526	679,765
Taiwan Business Bank	705,165	291,732
Taiwan Cement Corp.	679,600	879,048
Taiwan Cooperative Financial Holding Co. Ltd.	1,145,556	1,046,896
Taiwan Fertilizer Co. Ltd.	95,000	203,087
Taiwan High Speed Rail Corp.	247,000	240,614
Taiwan Mobile Co. Ltd.	189,000	639,298
Taiwan Semiconductor Manufacturing Co. Ltd.	2,219,000	37,932,000
Taiwan Surface Mounting Technology Co. Ltd.	35,000	101,402
Taiwan Union Technology Corp.	25,000	43,565
Tatung Co. Ltd. (a)	213,000	247,757
TECO Electric & Machinery Co. Ltd.	129,000	126,543
The Shanghai Commercial & Savings Bank Ltd.	506,000	846,686
Tong Hsing Electronics Industries Ltd.	18,000	117,937
Tripod Technology Corp.	57,000	194,941
Tung Ho Steel Enterprise Corp.	60,300	104,275
TXC Corp.	27,000	78,964
Unified-President Enterprises Corp.	562,000	1,318,752
Unimicron Technology Corp.	149,000	792,303
Union Bank of Taiwan	320,019	142,637
United Integrated Services Co.	19,000	97,099
United Microelectronics Corp.	1,367,000	1,833,031
United Renewable Energy Co. Ltd. (a)	172,004	126,625
Vanguard International Semiconductor Corp.	108,000	259,282
Voltronic Power Technology Corp.	8,250	403,909
Walsin Lihwa Corp.	277,000	314,107
Walsin Lihwa Corp. rights (a)	19,374	2,515
Walsin Technology Corp.	39,000	132,889
Win Semiconductors Corp.	45,000	238,273
Winbond Electronics Corp.	345,000	267,723
Wistron Corp.	346,000	305,919
Wiwynn Corp.	10,000	246,567
WPG Holding Co. Ltd.	173,040	289,797
XinTec, Inc.	16,000	69,105
Yageo Corp.	49,000	563,930
Yang Ming Marine Transport Corp.	209,000	628,264
YFY, Inc.	140,000	112,586
Yuanta Financial Holding Co. Ltd.	1,459,160	974,915
Yulon Finance Corp.	26,910	160,630
Yulon Finance Corp. rights (a)	1,908	1,810
TOTAL TAIWAN		112,487,532
Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	29,300	161,721
Advanced Information Service PCL NVDR	99,100	546,982
Airports of Thailand PCL:
(For. Reg.) (a)	335,700	649,515
NVDR (a)	135,800	262,747
Asset World Corp. PCL NVDR	943,300	130,246
B. Grimm Power PCL:
(For. Reg.)	11,600	12,103
NVDR	104,400	108,928
Bangkok Bank PCL:
(For. Reg.)	11,400	41,633
NVDR	51,900	189,538
Bangkok Chain Hospital PCL unit	155,500	86,489
Bangkok Commercial Asset Management PCL:
(For. Reg.)	98,700	45,883
NVDR	94,100	43,744
Bangkok Dusit Medical Services PCL:
(For. Reg.)	172,600	126,755
NVDR	305,600	224,428
Bangkok Expressway and Metro PCL:
(For. Reg.)	573,400	136,784
NVDR	249,400	59,494
Bank of Ayudhya PCL NVDR	197,600	170,984
Banpu PCL NVDR	315,500	116,644
BCPG PCL NVDR	187,500	52,632
Berli Jucker PCL:
unit	91,600	81,607
(For. Reg.)	39,000	34,745
BTS Group Holdings PCL:
(For. Reg.)	313,800	74,429
NVDR	424,700	100,472
Bumrungrad Hospital PCL:
NVDR	17,400	87,070
(For. Reg.)	26,700	133,607
Carabao Group PCL:
(For. Reg.)	16,700	51,751
NVDR	26,600	82,429
Central Pattana PCL:
(For. Reg.)	91,900	160,742
NVDR	60,100	105,120
Central Plaza Hotel PCL unit (a)	62,200	72,007
Central Retail Corp. PCL:
(For. Reg.)	176,708	177,785
NVDR	138,900	139,746
Charoen Pokphand Foods PCL:
(For. Reg.)	251,200	173,372
(NVDR)	165,000	113,879
Chularat Hospital PCL unit	606,600	62,013
Com7 PCL NVDR	96,400	81,414
CP ALL PCL:
(For. Reg.)	203,100	341,228
NVDR	321,400	539,984
Delta Electronics PCL:
(For. Reg.)	29,600	385,776
NVDR	22,200	289,332
Electricity Generating PCL NVDR	27,700	140,247
Energy Absolute PCL:
(For. Reg.)	126,300	281,762
NVDR	87,400	194,980
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	44,294	82,507
NVDR	36,800	68,547
Gulf Energy Development PCL:
(For. Reg.)	311,100	404,716
NVDR	240,500	312,871
Gunkul Engineering PCL unit	477,300	70,634
Hana Microelectronics PCL NVDR	70,400	89,297
Home Product Center PCL:
(For. Reg.)	164,700	59,906
NVDR	299,300	108,864
Indorama Ventures PCL NVDR	261,700	314,551
Intouch Holdings PCL:
(For. Reg.)	45,100	87,000
NVDR	82,500	159,146
IRPC PCL:
(For. Reg.)	672,700	60,532
NVDR	474,800	42,724
Jay Mart PCL unit	66,500	87,665
JMT Network Services PCL:
NVDR	69,922	143,733
warrants (a)	3,605	1,325
Kasikornbank PCL:
NVDR	69,900	281,368
(For. Reg.)	63,300	254,801
KCE Electronics PCL NVDR	61,100	106,485
Kiatnakin Bank PCL (For. Reg.)	51,800	94,038
Krung Thai Bank PCL:
(For. Reg.)	210,200	91,796
NVDR	189,700	82,844
Krungthai Card PCL:
(For. Reg.)	62,400	98,618
NVDR	52,700	83,288
Land & House PCL:
NVDR	248,400	57,862
(For. Reg.)	205,900	47,957
Minor International PCL:
unit (a)	52,448	48,441
warrants 2/15/24 (a)	1,584	168
(For. Reg.) (a)	233,456	215,618
Muangthai Leasing PCL:
(For. Reg.)	29,100	38,997
NVDR	52,900	70,891
Ngern Tid Lor PCL NVDR	152,384	119,411
Osotspa PCL:
(For. Reg.)	72,200	61,912
NVDR	94,600	81,121
PTT Exploration and Production PCL:
(For. Reg.)	102,600	463,214
NVDR	69,800	315,130
PTT Global Chemical PCL:
(For. Reg.)	9,000	10,975
NVDR	188,800	230,239
PTT Oil & Retail Business PCL NVDR	351,200	243,295
PTT PCL:
(For. Reg.)	387,500	370,804
NVDR	624,900	597,975
Ratch Group PCL unit	69,100	72,286
SCB X PCL:
(For. Reg.)	1,750	4,899
NVDR unit	83,400	233,464
SCG Packaging PCL NVDR	132,000	185,950
Siam Cement PCL:
(For. Reg.)	7,000	71,524
NVDR	28,100	287,116
Siam Commercial Bank PCL (For. Reg.)	1,750	4,846
Siam Global House PCL NVDR	182,968	94,651
Singer Thailand PCL NVDR	48,100	55,399
Sri Trang Agro-Industry PCL NVDR	89,000	52,948
Sri Trang Gloves Thailand PCL NVDR	136,100	60,743
Srisawad Corp. PCL:
warrants 8/29/25 (a)	2,460	326
(For. Reg.)	26,600	36,497
NVDR	47,300	65,337
Star Petroleum Refining PCL NVDR	236,700	76,560
Thai Beverage PCL	992,700	464,272
Thai Oil PCL:
(For. Reg.)	71,500	101,485
NVDR	26,800	38,039
Thai Union Frozen Products PCL:
(For. Reg.)	86,400	38,542
NVDR	196,700	87,745
Thanachart Capital PCL:
(For. Reg.)	28,000	29,152
NVDR	25,100	26,037
Thonburi Healthcare Group PCL NVDR	39,100	69,350
TISCO Financial Group PCL:
(For. Reg.)	8,600	20,866
NVDR	38,300	92,928
TMBThanachart Bank PCL:
(For. Reg.)	1,955,587	64,569
NVDR	2,522,071	83,273
TOA Paint Thailand PCL NVDR	68,700	51,617
Total Access Communication PCL:
(For. Reg.)	21,300	26,570
NVDR	72,800	90,812
True Corp. PCL:
(For. Reg.)	923,800	120,344
NVDR	1,119,600	145,851
TTW PCL NVDR	204,600	58,685
VGI PCL:
unit	303,240	36,359
warrants 5/23/27 (a)	116,340	513
(For. Reg.)	192,660	23,100
warrants (For. Reg.) (a)	44,460	196
WHA Corp. PCL:
(For. Reg.)	369,000	30,408
NVDR	475,500	39,184
TOTAL THAILAND		16,276,456
Turkey - 0.1%
AG Anadolu Grubu Holding A/S	18,365	71,086
Akbank TAS	344,409	165,895
Aksa Akrilik Kimya Sanayii	12,254	40,216
Anadolu Efes Biracilik Ve Malt Sanayii A/S	27,409	56,053
Arcelik A/S	30,414	110,170
Aselsan A/S	60,631	75,127
Bera Holding A/S	27,212	22,403
Bim Birlesik Magazalar A/S JSC	54,151	278,364
Coca-Cola Icecek Sanayi A/S	9,888	79,969
Dogan Sirketler Grubu Holding A/S	131,776	28,464
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	173,683	29,955
Enerjisa Enerji A/S (b)	38,015	32,039
Enka Insaat ve Sanayi A/S	207,095	216,383
Eregli Demir ve Celik Fabrikalari T.A.S.	168,487	259,739
Ford Otomotiv Sanayi A/S	8,189	138,399
Haci Omer Sabanci Holding A/S	153,178	169,880
Hektas Ticaret A/S (a)	45,621	83,825
Is Gayrimenkul Yatirim Ortakligi A/S (a)	45,633	50,659
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	95,920	57,124
Koc Holding A/S	131,634	270,373
Koza Altin Isletmeleri A/S	5,167	46,777
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	30,585	48,276
Logo Yazilim Sanayi Ve Ticar	5,820	14,910
Migros Turk Ticaret A/S (a)	6,506	20,408
Otokar Otomotiv ve Savunma Sanayi A.S.	562	15,009
Pegasus Hava Tasimaciligi A/S (a)	4,300	40,296
Petkim Petrokimya Holding A/S (a)	147,466	73,912
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	27,319	21,149
Sok Marketler Ticaret A/S	43,806	34,279
TAV Havalimanlari Holding A/S (a)	23,832	75,155
Tekfen Holding A/S	14,772	21,041
Tofas Turk Otomobil Fabrikasi A/S	14,762	60,806
Turk Hava Yollari AO (a)	79,438	223,463
Turk Sise ve Cam Fabrikalari A/S	161,647	196,865
Turk Traktor ve Ziraat Makinalari A/S	1,037	13,729
Turkcell Iletisim Hizmet A/S	134,388	126,913
Turkiye Garanti Bankasi A/S	76,771	62,217
Turkiye Is Bankasi A/S Series C	428,264	124,775
Turkiye Petrol Rafinerileri A/S (a)	15,066	225,698
Turkiye Vakiflar Bankasi TAO (a)	75,722	16,483
Yapi ve Kredi Bankasi A/S	331,164	87,798
TOTAL TURKEY		3,786,082
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	332,498	825,565
Abu Dhabi Islamic Bank	164,682	407,547
Abu Dhabi National Oil Co. for Distribution PJSC	344,356	401,253
Aldar Properties PJSC	442,079	589,744
Dubai Islamic Bank Pakistan Ltd. (a)	327,759	524,686
Emaar Properties PJSC (a)	457,892	685,635
Emirates NBD Bank PJSC (a)	291,714	1,095,982
Emirates Telecommunications Corp.	408,121	3,099,991
First Abu Dhabi Bank PJSC	522,408	2,762,017
TOTAL UNITED ARAB EMIRATES		10,392,420
United Kingdom - 9.3%
3i Group PLC	115,218	1,790,229
Abrdn PLC	268,380	541,563
Admiral Group PLC	31,596	738,001
Anglo American PLC (United Kingdom)	157,312	5,686,024
Antofagasta PLC	40,388	569,803
Ashtead Group PLC	52,810	2,952,565
Associated British Foods PLC	42,349	862,294
AstraZeneca PLC (United Kingdom)	181,621	23,890,661
Atlassian Corp. PLC (a)	16,792	3,514,901
Auto Trader Group PLC (b)	111,140	856,836
Avast PLC (b)	75,686	428,592
Aveva Group PLC	13,983	401,362
Aviva PLC	336,397	1,622,270
BAE Systems PLC	377,349	3,546,607
Barclays PLC	1,854,710	3,552,817
Barratt Developments PLC	121,715	742,605
Bellway PLC	14,702	437,934
Berkeley Group Holdings PLC	12,844	662,884
BP PLC	2,324,419	11,376,321
British American Tobacco PLC (United Kingdom)	267,351	10,475,789
British Land Co. PLC	109,581	656,563
BT Group PLC	1,032,106	2,033,662
Bunzl PLC	39,344	1,471,412
Burberry Group PLC	47,553	1,040,064
Centrica PLC (a)	690,642	737,613
Compass Group PLC	209,002	4,898,267
ConvaTec Group PLC (b)	183,883	511,014
Croda International PLC	16,846	1,534,937
Dechra Pharmaceuticals PLC	13,159	590,362
Derwent London PLC	12,833	448,212
Diageo PLC	272,745	12,920,439
Diploma PLC	14,959	500,605
Direct Line Insurance Group PLC	159,121	399,182
DS Smith PLC	158,436	561,851
Endava PLC ADR (a)	4,370	445,740
Games Workshop Group PLC	3,724	351,243
GSK PLC	469,353	9,861,205
Haleon PLC (a)	586,692	2,084,834
Halma PLC	45,057	1,261,471
Hargreaves Lansdown PLC	42,109	434,960
Hikma Pharmaceuticals PLC	20,903	440,383
HomeServe PLC	33,582	481,348
Howden Joinery Group PLC	70,935	584,306
HSBC Holdings PLC (United Kingdom)	2,398,872	15,026,437
IG Group Holdings PLC	48,360	468,787
IMI PLC	31,260	508,214
Imperial Brands PLC	110,960	2,436,275
Informa PLC	174,427	1,262,183
InterContinental Hotel Group PLC	22,233	1,317,864
Intermediate Capital Group PLC	33,588	622,346
Intertek Group PLC	19,148	1,020,415
ITV PLC	424,853	380,486
J Sainsbury PLC	206,519	555,812
JD Sports Fashion PLC	280,769	442,958
Johnson Matthey PLC	23,747	618,001
Kingfisher PLC	238,341	754,081
Land Securities Group PLC	86,237	767,902
Legal & General Group PLC	704,449	2,239,062
Lloyds Banking Group PLC	8,316,156	4,604,310
London Stock Exchange Group PLC	37,953	3,703,935
M&G PLC	305,374	793,230
Meggitt PLC (a)	93,101	895,689
Melrose Industries PLC	506,532	990,360
Mondi PLC	57,341	1,082,014
National Grid PLC	453,626	6,246,252
NatWest Group PLC	657,023	1,995,548
Next PLC	15,669	1,298,701
Ocado Group PLC (a)	84,422	862,980
Pearson PLC	89,140	825,014
Pennon Group PLC	33,239	406,404
Persimmon PLC	37,102	851,244
Phoenix Group Holdings PLC	99,881	783,087
Prudential PLC	322,947	3,983,354
Quilter PLC (b)	170,751	218,338
Reckitt Benckiser Group PLC	86,270	6,997,773
RELX PLC (London Stock Exchange)	231,104	6,842,867
Rentokil Initial PLC	218,349	1,441,751
Rightmove PLC	105,206	822,477
Rio Tinto PLC	124,248	7,500,793
Rolls-Royce Holdings PLC (a)	988,499	1,080,370
Rotork PLC	98,263	311,128
Royal Mail PLC	88,424	304,527
RS GROUP PLC	56,533	711,178
Sage Group PLC	131,920	1,131,634
Schroders PLC	14,407	521,082
Segro PLC	141,630	1,888,623
Severn Trent PLC	29,770	1,069,490
Shell PLC (London)	896,449	23,913,969
Smith & Nephew PLC	104,067	1,334,260
Smiths Group PLC	46,610	875,549
Spectris PLC	13,928	527,334
Spirax-Sarco Engineering PLC	8,772	1,274,961
SSE PLC	123,195	2,652,475
St. James's Place PLC	64,517	964,432
Standard Chartered PLC (United Kingdom)	291,093	2,006,415
Tate & Lyle PLC	45,548	445,300
Taylor Wimpey PLC	435,600	674,232
Tesco PLC	895,718	2,872,690
The Weir Group PLC	30,500	620,286
Travis Perkins PLC	25,490	326,869
Tritax Big Box REIT PLC	216,612	520,194
Unilever PLC	308,202	15,010,334
Unite Group PLC	47,517	674,141
United Utilities Group PLC	80,217	1,065,806
Vodafone Group PLC	3,138,028	4,624,381
Whitbread PLC	24,224	771,046
TOTAL UNITED KINGDOM		268,639,381
United States of America - 0.2%
Coca-Cola European Partners PLC	23,541	1,274,039
Farfetch Ltd. Class A (a)(c)	39,583	314,289
Fiverr International Ltd. (a)	3,523	113,018
JFrog Ltd. (a)	5,004	111,089
Kolon TissueGene, Inc. unit (a)(d)	911	5,596
Li Auto, Inc. ADR (a)	32,257	1,059,320
MagnaChip Semiconductor Corp. (a)	5,221	79,672
Stratasys Ltd. (a)	7,106	146,313
Tilray Brands, Inc. Class 2 (a)(c)	26,392	96,331
Yum China Holdings, Inc.	49,511	2,411,681
TOTAL UNITED STATES OF AMERICA		5,611,348
TOTAL COMMON STOCKS (Cost $2,872,322,270)		2,767,743,802

Nonconvertible Preferred Stocks - 0.9%
	Shares	Value ($)
Brazil - 0.4%
Alpargatas SA (PN)	27,500	116,875
Azul SA (a)	31,100	70,506
Banco Bradesco SA (PN)	631,079	2,125,917
Bradespar SA (PN)	27,509	119,519
Braskem SA Class A	21,900	155,295
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	29,929	273,775
Companhia Energetica de Minas Gerais (CEMIG) (PN)	172,034	373,720
Gerdau SA	131,500	621,652
Itau Unibanco Holding SA	573,250	2,616,912
Itausa-Investimentos Itau SA (PN)	565,550	943,294
Metalurgica Gerdau SA (PN)	89,800	177,549
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	555,400	3,665,741
Raizen SA	144,200	122,905
TOTAL BRAZIL		11,383,660
Chile - 0.1%
Embotelladora Andina SA Class B	47,189	85,622
Sociedad Quimica y Minera de Chile SA (PN-B)	16,943	1,682,812
TOTAL CHILE		1,768,434
Colombia - 0.0%
Bancolombia SA (PN)	47,075	347,215
Grupo Aval Acciones y Valores SA	518,233	89,455
TOTAL COLOMBIA		436,670
Germany - 0.2%
Henkel AG & Co. KGaA	20,740	1,324,941
Porsche Automobil Holding SE (Germany)	18,077	1,308,445
Sartorius AG (non-vtg.)	2,923	1,301,035
Volkswagen AG	21,475	3,036,348
TOTAL GERMANY		6,970,769
Korea (South) - 0.2%
Hyundai Motor Co.	2,894	209,396
Hyundai Motor Co. Series 2	4,633	335,731
LG Chemical Ltd.	1,072	239,758
LG Electronics, Inc.	2,911	103,616
LG Household & Health Care Ltd.	338	98,294
Samsung Electronics Co. Ltd.	95,742	4,192,081
TOTAL KOREA (SOUTH)		5,178,876
Russia - 0.0%
AK Transneft OAO (d)	168	72,721
Sberbank of Russia (Russia) (a)(d)	109,390	1,011
Surgutneftegas OJSC (d)	841,000	21,827
TOTAL RUSSIA		95,559
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $30,503,176)		25,833,968

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (f) (Cost $3,478,982)	3,500,000	3,451,847

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (g)	65,025,526	65,038,531
Fidelity Securities Lending Cash Central Fund 2.01% (g)(h)	8,606,720	8,607,581
TOTAL MONEY MARKET FUNDS (Cost $73,645,922)		73,646,112

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $2,979,950,350)	2,870,675,729
NET OTHER ASSETS (LIABILITIES) - 0.2% (i)	5,927,325
NET ASSETS - 100.0%	2,876,603,054

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	536	Sep 2022	52,316,280	2,745,971	2,745,971
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	480	Sep 2022	23,964,000	45,267	45,267
TME S&P/TSX 60 Index Contracts (Canada)	36	Sep 2022	6,674,007	77,901	77,901

TOTAL FUTURES CONTRACTS					2,869,139
The notional amount of futures purchased as a percentage of Net Assets is 2.8%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $66,357,306 or 2.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,451,847.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Includes $637,996 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	107,453,421	318,213,871	360,628,761	229,358	-	-	65,038,531	0.1%
Fidelity Securities Lending Cash Central Fund 2.01%	7,584,153	66,468,414	65,444,986	44,173	-	-	8,607,581	0.0%
Total	115,037,574	384,682,285	426,073,747	273,531	-	-	73,646,112

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Government Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.